UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-3518

Fidelity Newbury Street Trust

(Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

(Address of principal executive offices)       (Zip code)

William C. Coffey, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	October 31

Date of reporting period:	April 30, 2019

Item 1.

Reports to Stockholders

Fidelity® Treasury Money Market Fund Fidelity® Tax-Exempt Money Market Fund Semi-Annual Report April 30, 2019

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Fidelity® Treasury Money Market Fund
Investment Summary/Performance
Schedule of Investments
Financial Statements
Fidelity® Tax-Exempt Money Market Fund
Investment Summary/Performance
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 for Fidelity® Tax-Exempt Money Market Fund, Fidelity® Treasury Money Market Fund and Premium Class and 1-877-208-0098 for Capital Reserves Class, Daily Money Class and Advisor Class C to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2019 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Funds nor Fidelity Distributors Corporation is a bank.

Fidelity® Treasury Money Market Fund

Investment Summary/Performance (Unaudited)

Effective Maturity Diversification

Days	% of fund's investments 4/30/19
1 - 7	76.6
8 - 30	4.6
31 - 60	4.0
61 - 90	2.1
91 - 180	11.7
> 180	1.0

Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.

Asset Allocation (% of fund's net assets)

As of April 30, 2019
U.S. Treasury Debt	27.7%
Repurchase Agreements	73.5%
Net Other Assets (Liabilities)*	(1.2)%

 * Net Other Assets (Liabilities) are not included in the pie chart

Current 7-Day Yields

4/30/19
Capital Reserves Class	1.55%
Daily Money Class	1.81%
Advisor C Class	1.10%
Fidelity Treasury Money Market Fund	2.09%

Yield refers to the income paid by the Fund over a given period. Yield for money market funds is usually for seven-day periods, as it is here, though it is expressed as an annual percentage rate. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the Fund. A portion of the Fund's expenses was reimbursed and/or waived. Absent such reimbursements and/or waivers the yield for the period ending April 30, 2019, the most recent period shown in the table, would have been 1.53% for Capital Reserves Class, 1.79% for Daily Money Class and 1.07% for Advisor C Class.

Fidelity® Treasury Money Market Fund

Schedule of Investments April 30, 2019 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Debt - 27.7%
	Yield(a)	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - 27.7%
U.S. Treasury Bills
5/2/19 to 10/31/19	2.40 to 2.50%	$2,815,300	$2,797,662
U.S. Treasury Notes
5/15/19 to 7/31/20	2.41 to 2.53 (b)	1,546,589	1,545,102
TOTAL U.S. TREASURY DEBT
(Cost $4,342,764)			4,342,764

U.S. Treasury Repurchase Agreement - 73.5%
	Maturity Amount (000s)	Value (000s)
In a joint trading account at:
2.73% dated 4/30/19 due 5/1/19 (Collateralized by U.S. Treasury Obligations) #	$49,312	$49,308
2.75% dated 4/30/19 due 5/1/19 (Collateralized by U.S. Treasury Obligations) #	3,574,473	3,574,200
With:
Barclays Bank PLC at:
2.41%, dated:
4/12/19 due 5/7/19 (Collateralized by U.S. Treasury Obligations valued at $38,809,396, 2.38%, 4/30/26)	38,079	38,000
4/15/19 due 5/7/19 (Collateralized by U.S. Treasury Obligations valued at $19,400,852, 2.38%, 4/30/26)	19,038	19,000
2.75%, dated 4/30/19 due 5/1/19 (Collateralized by U.S. Treasury Obligations valued at $483,516,964, 2.13% - 2.88%, 12/31/22 - 5/15/28)	474,036	474,000
BMO Harris Bank NA at:
2.4%, dated 4/12/19 due 5/7/19 (Collateralized by U.S. Treasury Obligations valued at $100,076,646, 2.25% - 3.63%, 2/15/27 - 8/15/43)	98,203	98,000
2.42%, dated 4/24/19 due 5/7/19 (Collateralized by U.S. Treasury Obligations valued at $9,222,980, 0.00%, 7/12/19)	9,034	9,000
2.43%, dated:
4/16/19 due 5/7/19 (Collateralized by U.S. Treasury Obligations valued at $19,681,425, 3.00% - 3.63%, 8/15/43 - 5/15/45)	19,106	19,000
4/18/19 due 5/7/19 (Collateralized by U.S. Treasury Obligations valued at $30,790,540, 2.75%, 5/31/23)	30,093	30,000
4/22/19 due 5/7/19 (Collateralized by U.S. Treasury Obligations valued at $19,441,075, 2.00%, 11/15/26)	19,029	19,000
2.44%, dated:
4/22/19 due 5/7/19 (Collateralized by U.S. Treasury Obligations valued at $11,398,985, 2.88% - 3.00%, 11/15/46 - 2/15/47)	11,063	11,000
4/29/19 due 5/7/19 (Collateralized by U.S. Treasury Obligations valued at $37,850,443, 2.00%, 11/15/26)	37,058	37,000
BNP Paribas, SA at:
2.43%, dated:
4/16/19 due 5/7/19 (Collateralized by U.S. Treasury Obligations valued at $39,820,324, 1.63% - 2.63%, 1/31/20 - 2/15/45)	39,163	39,000
4/17/19 due 5/7/19 (Collateralized by U.S. Treasury Obligations valued at $59,215,941, 2.38% - 7.63%, 1/31/21 - 8/15/47)	58,243	58,000
4/18/19 due 5/7/19 (Collateralized by U.S. Treasury Obligations valued at $28,585,089, 0.00% - 6.00%, 5/23/19 - 2/15/45)	28,117	28,000
4/22/19 due 5/7/19 (Collateralized by U.S. Treasury Obligations valued at $41,871,997, 0.00% - 3.75%, 1/2/20 - 5/15/48)	41,166	41,000
2.44%, dated:
4/15/19 due 5/7/19 (Collateralized by U.S. Treasury Obligations valued at $80,040,069, 1.63% - 7.63%, 7/31/20 - 11/15/46)	78,481	78,000
4/16/19 due 5/7/19 (Collateralized by U.S. Treasury Obligations valued at $39,820,466, 0.00% - 7.63%, 5/23/19 - 8/15/46)	39,241	39,000
4/17/19 due 5/7/19 (Collateralized by U.S. Treasury Obligations valued at $64,321,056, 0.00% - 5.25%, 7/25/19 - 11/15/28)	63,389	63,000
4/18/19 due 5/7/19 (Collateralized by U.S. Treasury Obligations valued at $28,585,195, 0.00% - 8.75%, 7/11/19 - 2/15/45)	28,173	28,000
4/22/19 due 5/7/19 (Collateralized by U.S. Treasury Obligations valued at $44,003,535, 1.13% - 7.63%, 7/31/20 - 2/15/47)	43,265	43,000
4/26/19 due 5/7/19 (Collateralized by U.S. Treasury Obligations valued at $37,752,797, 1.63% - 2.50%, 7/31/20 - 2/28/21)	37,150	37,000
4/29/19 due 5/7/19 (Collateralized by U.S. Treasury Obligations valued at $18,373,905, 2.02% - 4.38%, 7/31/20 - 11/15/46)	18,073	18,000
2.45%, dated:
3/4/19 due 5/2/19 (Collateralized by U.S. Treasury Obligations valued at $24,812,075, 0.00% - 7.63%, 6/13/19 - 2/15/45)	24,096	24,000
3/5/19 due 5/6/19 (Collateralized by U.S. Treasury Obligations valued at $30,981,140, 2.00% - 6.00%, 7/31/20 - 2/15/47)	30,127	30,000
3/11/19 due 5/7/19 (Collateralized by U.S. Treasury Obligations valued at $64,483,099, 0.00% - 7.63%, 5/23/19 - 2/15/47)	63,287	63,000
3/12/19 due 5/7/19 (Collateralized by U.S. Treasury Obligations valued at $37,868,438, 1.25% - 5.25%, 7/31/20 - 2/15/45)	37,174	37,000
3/14/19 due 5/7/19 (Collateralized by U.S. Treasury Obligations valued at $22,513,334, 0.00% - 6.75%, 5/2/19 - 8/15/46)	22,103	22,000
3/15/19 due 5/7/19 (Collateralized by U.S. Treasury Obligations valued at $37,887,579, 0.00% - 6.13%, 10/31/19 - 2/15/45)	37,174	37,000
3/18/19 due 5/7/19 (Collateralized by U.S. Treasury Obligations valued at $38,070,777, 0.00% - 4.38%, 7/31/19 - 11/15/43)	37,169	37,000
4/25/19 due 5/7/19 (Collateralized by U.S. Treasury Obligations valued at $28,571,969, 0.00% - 6.00%, 5/23/19 - 8/15/48)	28,172	28,000
4/26/19 due 5/7/19 (Collateralized by U.S. Treasury Obligations valued at $56,294,957, 1.13% - 6.75%, 7/31/20 - 11/15/48)	55,337	55,000
4/29/19 due 5/7/19 (Collateralized by U.S. Treasury Obligations valued at $18,362,529, 1.13% - 2.50%, 7/31/19 - 1/31/21)	18,111	18,000
2.46%, dated:
2/6/19 due 5/7/19 (Collateralized by U.S. Treasury Obligations valued at $38,982,501, 1.18% - 4.38%, 10/31/19 - 5/15/43)	38,241	38,000
2/7/19 due 5/7/19 (Collateralized by U.S. Treasury Obligations valued at $69,753,461, 0.00% - 4.75%, 5/23/19 - 2/15/45)	68,441	68,000
2/8/19 due 5/7/19 (Collateralized by U.S. Treasury Obligations valued at $65,709,218, 0.00% - 6.00%, 5/23/19 - 2/15/45)	64,415	64,000
2/11/19 due 5/7/19 (Collateralized by U.S. Treasury Obligations valued at $39,177,261, 0.00% - 5.25%, 5/23/19 - 2/15/45)	38,241	38,000
2.47%, dated:
2/1/19 due 5/1/19 (Collateralized by U.S. Treasury Obligations valued at $38,997,466, 0.00% - 7.63%, 3/26/20 - 2/15/45)	38,232	38,000
2/5/19 due 5/7/19 (Collateralized by U.S. Treasury Obligations valued at $29,752,834, 1.13% - 7.63%, 7/31/20 - 2/15/45)	29,183	29,000
2/6/19 due 5/7/19 (Collateralized by U.S. Treasury Obligations valued at $39,002,391, 1.38% - 4.38%, 7/31/20 - 2/15/48)	38,240	38,000
CIBC Bank U.S.A. at:
2.42%, dated:
4/12/19 due 5/7/19 (Collateralized by U.S. Treasury Obligations valued at $8,132,786, 2.13% - 6.25%, 12/31/22 - 2/15/48)	7,947	7,900
4/15/19 due 5/7/19 (Collateralized by U.S. Treasury Obligations valued at $19,400,949, 2.13% - 4.50%, 12/31/22 - 2/15/45)	19,112	19,000
2.43%, dated:
4/10/19 due 5/7/19 (Collateralized by U.S. Treasury Obligations valued at $27,579,555, 2.13% - 4.25%, 12/31/22 - 8/15/44)	27,166	27,000
4/22/19 due 5/7/19 (Collateralized by U.S. Treasury Obligations valued at $33,690,817, 2.00% - 3.13%, 12/31/20 - 8/15/44)	33,067	33,000
2.44%, dated 4/30/19 due 5/7/19 (Collateralized by U.S. Treasury Obligations valued at $18,365,465, 2.13% - 4.25%, 1/15/22 - 5/15/46)	18,095	18,000
Commerz Markets LLC at:
2.48%, dated:
4/24/19 due 5/1/19 (Collateralized by U.S. Treasury Obligations valued at $39,978,080, 1.38% - 3.13%, 4/30/20 - 5/15/48)	39,019	39,000
4/25/19 due 5/2/19 (Collateralized by U.S. Treasury Obligations valued at $39,796,537, 1.25% - 2.75%, 2/28/21 - 7/31/23)	39,019	39,000
2.77%, dated 4/30/19 due 5/1/19 (Collateralized by U.S. Treasury Obligations valued at $233,544,621, 1.38% - 2.88%, 4/30/20 - 3/31/26)	229,018	229,000
Credit AG at:
2.44%, dated 4/26/19 due 5/7/19 (Collateralized by U.S. Treasury Obligations valued at $18,366,287, 1.13%, 8/31/21)	18,039	18,000
2.45%, dated 4/24/19 due 5/1/19 (Collateralized by U.S. Treasury Obligations valued at $43,880,903, 2.75%, 8/31/23)	43,020	43,000
2.48%, dated:
4/29/19 due 5/6/19 (Collateralized by U.S. Treasury Obligations valued at $18,362,577, 1.13%, 8/31/21)	18,009	18,000
4/30/19 due 5/7/19 (Collateralized by U.S. Treasury Obligations valued at $18,361,308, 1.13%, 8/31/21)	18,009	18,000
Deutsche Bank AG, New York at 2.78%, dated 4/30/19 due 5/1/19 (Collateralized by U.S. Treasury Obligations valued at $87,726,828, 2.25%, 12/31/24)	86,007	86,000
Deutsche Bank Securities, Inc. at 2.47%, dated:
4/24/19 due 5/1/19 (Collateralized by U.S. Treasury Obligations valued at $40,185,944, 0.00% - 2.50%, 10/3/19 - 5/15/46)	39,019	39,000
4/25/19 due 5/2/19 (Collateralized by U.S. Treasury Obligations valued at $80,062,051, 1.63% - 2.50%, 8/31/22 - 5/15/46)	78,037	78,000
DNB Bank ASA at 2.75%, dated 4/30/19 due 5/1/19 (Collateralized by U.S. Treasury Obligations valued at $149,951,457, 2.50%, 8/15/23)	147,011	147,000
Fixed Income Clearing Corp. - BNYM at:
2.7%, dated 4/30/19 due 5/1/19 (Collateralized by U.S. Treasury Obligations valued at $311,100,069, 0.00% - 2.88%, 4/23/20 - 11/15/46)	305,023	305,000
2.75%, dated 4/30/19 due 5/1/19 (Collateralized by U.S. Treasury Obligations valued at $409,020,011, 0.00% - 2.38%, 4/23/20 - 5/15/27)	401,031	401,000
HSBC Securities, Inc. at:
2.44%, dated 4/25/19 due 5/2/19 (Collateralized by U.S. Treasury Obligations valued at $55,102,464, 2.75%, 8/31/23)	54,026	54,000
2.76%, dated 4/30/19 due 5/1/19 (Collateralized by U.S. Treasury Obligations valued at $21,422,166, 2.88%, 10/31/23)	21,002	21,000
ING Financial Markets LLC at:
2.74%, dated 4/30/19 due 5/1/19 (Collateralized by U.S. Treasury Obligations valued at $34,679,825, 1.38%, 4/30/21)	34,003	34,000
2.76%, dated 4/30/19 due 5/1/19 (Collateralized by U.S. Treasury Obligations valued at $3,068,703, 1.38%, 1/15/20)	3,000	3,000
Lloyds Bank PLC at:
2.45%, dated:
4/10/19 due 5/10/19 (Collateralized by U.S. Treasury Obligations valued at $8,204,821, 6.13% - 6.75%, 8/15/26 - 11/15/27)	8,016	8,000
4/24/19 due 5/24/19 (Collateralized by U.S. Treasury Obligations valued at $9,185,034, 1.00%, 11/30/19)	9,018	9,000
2.46%, dated 4/24/19 due 6/24/19 (Collateralized by U.S. Treasury Obligations valued at $18,362,402, 3.00%, 9/30/25)	18,075	18,000
2.5%, dated 1/25/19 due 5/13/19 (Collateralized by U.S. Treasury Obligations valued at $23,613,813, 6.00% - 6.75%, 2/15/26 - 8/15/26)	23,173	23,000
2.51%, dated 3/7/19 due 5/7/19 (Collateralized by U.S. Treasury Obligations valued at $27,683,917, 1.88%, 5/31/22)	27,115	27,000
Mizuho Securities U.S.A., Inc. at 2.74%, dated 4/30/19 due 5/1/19 (Collateralized by U.S. Treasury Obligations valued at $187,716,867, 1.25% - 2.38%, 3/31/21 - 12/31/24)	184,014	184,000
Morgan Stanley & Co., LLC at 2.74%, dated 4/30/19 due 5/1/19 (Collateralized by U.S. Treasury Obligations valued at $673,251,320, 0.00% - 5.25%, 7/18/19 - 5/15/38)	660,050	660,000
MUFG Securities (Canada), Ltd. at:
2.43%, dated 4/3/19 due 5/31/19 (Collateralized by U.S. Treasury Obligations valued at $13,285,120, 2.25% - 2.75%, 3/15/22 - 5/31/23)	13,051	13,000
2.44%, dated:
4/24/19 due 5/1/19 (Collateralized by U.S. Treasury Obligations valued at $230,629,397, 1.25% - 3.38%, 11/15/19 - 12/31/23)	226,107	226,000
4/25/19 due 5/2/19 (Collateralized by U.S. Treasury Obligations valued at $22,449,154, 1.75% - 2.75%, 12/31/20 - 5/31/23)	22,010	22,000
2.48%, dated:
4/29/19 due 5/6/19 (Collateralized by U.S. Treasury Obligations valued at $28,563,987, 1.38% - 2.75%, 5/31/20 - 7/31/23)	28,014	28,000
4/30/19 due 5/7/19 (Collateralized by U.S. Treasury Obligations valued at $18,361,319, 2.25% - 2.75%, 5/15/21 - 11/15/25)	18,009	18,000
2.74%, dated 4/30/19 due 5/1/19 (Collateralized by U.S. Treasury Obligations valued at $588,584,847, 1.38% - 2.75%, 5/31/20 - 12/31/23)	577,044	577,000
MUFG Securities EMEA PLC at:
2.42%, dated:
4/16/19 due 5/7/19:
(Collateralized by U.S. Treasury Obligations valued at $28,859,839, 3.13%, 5/15/48)	28,055	28,000
(Collateralized by U.S. Treasury Obligations valued at $14,292,489, 2.13%, 5/15/25)	14,033	14,000
4/17/19 due 5/7/19 (Collateralized by U.S. Treasury Obligations valued at $10,210,298, 2.50% - 2.75%, 2/28/26 - 2/15/28)	10,020	10,000
2.43%, dated:
4/12/19 due 5/7/19 (Collateralized by U.S. Treasury Obligations valued at $19,401,540, 2.75% - 3.13%, 2/15/24 - 5/15/48)	19,042	19,000
4/24/19 due 5/7/19:
(Collateralized by U.S. Treasury Obligations valued at $10,100,701, 1.63%, 4/30/23)	9,929	9,900
(Collateralized by U.S. Treasury Obligations valued at $12,242,480, 2.25% - 2.75%, 11/15/24 - 2/15/28)	12,019	12,000
4/26/19 due 5/7/19 (Collateralized by U.S. Treasury Obligations valued at $8,162,732, 1.63%, 5/15/26)	8,013	8,000
2.72%, dated 4/30/19 due 5/1/19 (Collateralized by U.S. Treasury Obligations valued at $466,641,529, 1.25% - 8.75%, 2/29/20 - 5/31/25)	454,034	454,000
Natixis SA at:
2.42%, dated:
4/2/19 due 5/7/19 (Collateralized by U.S. Treasury Obligations valued at $69,495,316, 0.00% - 2.88%, 6/20/19 - 8/15/45)	68,283	68,000
4/9/19 due 5/7/19 (Collateralized by U.S. Treasury Obligations valued at $46,989,391, 0.00% - 2.88%, 8/15/19 - 5/15/28)	46,182	46,000
4/11/19 due 5/7/19 (Collateralized by U.S. Treasury Obligations valued at $38,812,180, 0.00% - 5.38%, 6/20/19 - 2/15/31)	38,153	38,000
2.43%, dated 4/25/19 due 5/7/19 (Collateralized by U.S. Treasury Obligations valued at $56,206,126, 0.00% - 6.13%, 8/15/19 - 2/15/49)	55,275	55,000
2.44%, dated 4/22/19 due 5/7/19 (Collateralized by U.S. Treasury Obligations valued at $19,392,607, 0.00% - 6.13%, 6/20/19 - 2/15/45)	19,117	19,000
2.45%, dated 4/29/19 due 5/7/19 (Collateralized by U.S. Treasury Obligations valued at $18,362,516, 0.00% - 2.88%, 6/20/19 - 7/31/25)	18,043	18,000
Nomura Securities International, Inc. at 2.49%, dated 4/29/19 due 5/6/19 (Collateralized by U.S. Treasury Obligations valued at $301,026,831, 0.00% - 8.00%, 5/15/19 - 2/15/47)	295,143	295,000
Norinchukin Bank at:
2.5%, dated:
4/16/19 due 7/17/19 (Collateralized by U.S. Treasury Obligations valued at $8,171,310, 1.50%, 8/15/26)	8,051	8,000
4/17/19 due 7/19/19 (Collateralized by U.S. Treasury Obligations valued at $19,399,209, 1.50%, 8/15/26)	19,123	19,000
2.54%, dated:
2/14/19 due 5/17/19 (Collateralized by U.S. Treasury Obligations valued at $10,257,703, 1.50%, 8/15/26)	10,065	10,000
2/28/19 due 6/4/19 (Collateralized by U.S. Treasury Obligations valued at $29,713,428, 1.50%, 8/15/26)	29,196	29,000
3/4/19 due 6/5/19 (Collateralized by U.S. Treasury Obligations valued at $19,459,433, 1.50%, 8/15/26)	19,125	19,000
3/18/19 due 6/18/19 (Collateralized by U.S. Treasury Obligations valued at $9,210,203, 1.50%, 8/15/26)	9,058	9,000
3/19/19 due 6/19/19 (Collateralized by U.S. Treasury Obligations valued at $9,210,203, 1.50%, 8/15/26)	9,058	9,000
3/22/19 due 6/24/19 (Collateralized by U.S. Treasury Obligations valued at $19,435,926, 1.50%, 8/15/26)	19,126	19,000
RBC Dominion Securities at:
2.43%, dated:
4/9/19 due 5/2/19 (Collateralized by U.S. Treasury Obligations valued at $21,452,045, 0.00% - 6.50%, 10/10/19 - 2/15/49)	21,033	21,000
4/18/19 due 5/7/19 (Collateralized by U.S. Treasury Obligations valued at $51,045,591, 0.00% - 3.63%, 7/5/19 - 2/15/49)	50,108	50,000
4/23/19 due 5/7/19 (Collateralized by U.S. Treasury Obligations valued at $37,930,245, 0.00% - 4.25%, 10/10/19 - 2/15/49)	37,075	37,000
4/24/19 due 5/7/19 (Collateralized by U.S. Treasury Obligations valued at $28,471,998, 1.13% - 6.50%, 3/31/20 - 8/15/48)	27,956	27,900
2.46%, dated 3/20/19 due 5/7/19:
(Collateralized by U.S. Treasury Obligations valued at $15,344,098, 2.50% - 4.50%, 2/15/21 - 2/15/49)	15,063	15,000
(Collateralized by U.S. Treasury Obligations valued at $15,494,179, 1.38% - 4.50%, 10/31/20 - 2/15/49)	15,059	15,000
RBC Financial Group at 2.43%, dated:
4/12/19 due 5/7/19 (Collateralized by U.S. Treasury Obligations valued at $19,591,938, 2.75% - 8.50%, 2/15/20 - 11/15/43)	19,115	19,000
4/16/19 due 5/7/19 (Collateralized by U.S. Treasury Obligations valued at $19,588,955, 2.75% - 8.50%, 2/15/20 - 11/15/43)	19,115	19,000
4/22/19 due 5/7/19 (Collateralized by U.S. Treasury Obligations valued at $118,391,940, 2.25% - 6.25%, 4/30/21 - 8/15/23)	116,470	116,000
4/24/19 due 5/7/19 (Collateralized by U.S. Treasury Obligations valued at $19,389,196, 1.13% - 3.63%, 2/15/21 - 2/29/24)	19,078	19,000
RBS Securities, Inc. at 2.46%, dated 4/25/19 due 5/2/19 (Collateralized by U.S. Treasury Obligations valued at $79,592,624, 2.25% - 2.75%, 12/31/23 - 8/31/25)	78,037	78,000
SMBC Nikko Securities America, Inc. at 2.75%, dated 4/30/19 due 5/1/19 (Collateralized by U.S. Treasury Obligations valued at $285,432,299, 2.00% - 7.88%, 2/15/21 - 6/30/24)	280,021	280,000
Societe Generale at:
2.44%, dated:
4/3/19 due 5/3/19 (Collateralized by U.S. Treasury Obligations valued at $52,304,924, 0.88% - 4.63%, 5/15/19 - 8/15/43)	51,104	51,000
4/4/19 due 5/6/19 (Collateralized by U.S. Treasury Obligations valued at $263,844,711, 0.00% - 7.50%, 7/31/19 - 11/15/47)	258,560	258,000
2.47%, dated:
3/8/19 due 5/8/19 (Collateralized by U.S. Treasury Obligations valued at $37,880,424, 1.13% - 7.25%, 4/30/20 - 2/15/46)	37,155	37,000
3/11/19 due 5/10/19 (Collateralized by U.S. Treasury Obligations valued at $18,424,332, 0.88% - 8.50%, 5/15/19 - 8/15/43)	18,074	18,000
3/12/19 due 5/13/19 (Collateralized by U.S. Treasury Obligations valued at $56,380,697, 0.00% - 8.13%, 5/23/19 - 11/15/45)	55,234	55,000
TD Securities (U.S.A.) at 2.75%, dated 4/30/19 due 5/1/19 (Collateralized by U.S. Treasury Obligations valued at $184,384,090, 3.00% - 4.38%, 5/15/40 - 2/15/49)	179,014	179,000
TOTAL U.S. TREASURY REPURCHASE AGREEMENT
(Cost $11,514,208)		11,514,208
TOTAL INVESTMENT IN SECURITIES - 101.2%
(Cost $15,856,972)		15,856,972
NET OTHER ASSETS (LIABILITIES) - (1.2)%		(182,387)
NET ASSETS - 100%		$15,674,585

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Other Information

# Additional information on each counterparty to the repurchase agreement is as follows:

Repurchase Agreement / Counterparty	Value (000s)
$49,308,000 due 5/01/19 at 2.73%
Credit Agricole CIB New York Branch	$49,308
$49,308
$3,574,200,000 due 5/01/19 at 2.75%
Bank of Nova Scotia	164,932
Citibank NA	247,398
Nomura Securities Internationa	200,000
Sumitomo Mitsu Bk Corp Ny (DI)	2,882,111
Wells Fargo Securities LLC	79,759
$3,574,200

See accompanying notes which are an integral part of the financial statements.

Fidelity® Treasury Money Market Fund

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		April 30, 2019 (Unaudited)
Assets
Investment in securities, at value (including repurchase agreements of $11,514,208) — See accompanying schedule: Unaffiliated issuers (cost $15,856,972)		$15,856,972
Cash		1
Receivable for investments sold		73,622
Receivable for fund shares sold		511,832
Interest receivable		12,515
Prepaid expenses		6
Receivable from investment adviser for expense reductions		64
Total assets		16,455,012
Liabilities
Payable for investments purchased	$459,466
Payable for fund shares redeemed	305,753
Distributions payable	8,697
Accrued management fee	3,323
Distribution and service plan fees payable	935
Other affiliated payables	2,200
Other payables and accrued expenses	53
Total liabilities		780,427
Net Assets		$15,674,585
Net Assets consist of:
Paid in capital		$15,674,554
Total distributable earnings (loss)		31
Net Assets		$15,674,585
Net Asset Value and Maximum Offering Price
Capital Reserves Class:
Net Asset Value, offering price and redemption price per share ($1,250,112 ÷ 1,249,575 shares)		$1.00
Daily Money Class:
Net Asset Value, offering price and redemption price per share ($1,720,825 ÷ 1,720,519 shares)		$1.00
Advisor C Class:
Net Asset Value and offering price per share ($68,594 ÷ 68,583 shares)(a)		$1.00
Fidelity Treasury Money Market Fund:
Net Asset Value, offering price and redemption price per share ($12,635,054 ÷ 12,634,600 shares)		$1.00

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended April 30, 2019 (Unaudited)
Investment Income
Interest		$190,328
Expenses
Management fee	$19,853
Transfer agent fees	12,578
Distribution and service plan fees	6,099
Accounting fees and expenses	530
Custodian fees and expenses	50
Independent trustees' fees and expenses	34
Registration fees	900
Audit	24
Legal	20
Miscellaneous	21
Total expenses before reductions	40,109
Expense reductions	(430)
Total expenses after reductions		39,679
Net investment income (loss)		150,649
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		33
Total net realized gain (loss)		33
Net increase in net assets resulting from operations		$150,682

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended April 30, 2019 (Unaudited)	Year ended October 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$150,649	$161,918
Net realized gain (loss)	33	8
Net increase in net assets resulting from operations	150,682	161,926
Distributions to shareholders	(150,638)	(161,920)
Share transactions - net increase (decrease)	1,266,447	1,610,730
Total increase (decrease) in net assets	1,266,491	1,610,736
Net Assets
Beginning of period	14,408,094	12,797,358
End of period	$15,674,585	$14,408,094

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Treasury Money Market Fund Capital Reserves Class

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.007	.007	–A	–A	–A	–A
Net realized and unrealized gain (loss)A	–	–	–	–	–	–
Total from investment operations	.007	.007	–A	–A	–A	–A
Distributions from net investment income	(.007)	(.007)	–A	–A	–A	–A
Total distributions	(.007)	(.007)	–A	–A	–A	–A
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB,C	.73%	.75%	.05%	.01%	.01%	.01%
Ratios to Average Net AssetsD
Expenses before reductions	.98%E	.97%	.97%	.97%	.99%	.98%
Expenses net of fee waivers, if any	.95%E	.95%	.75%	.33%	.10%	.07%
Expenses net of all reductions	.95%E	.95%	.75%	.33%	.10%	.07%
Net investment income (loss)	1.46%E	.76%	.04%	.02%	.01%	.01%
Supplemental Data
Net assets, end of period (in millions)	$1,250	$1,201	$1,170	$1,256	$1,259	$1,525

 A Amount represents less than $.0005 per share.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 E Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Treasury Money Market Fund Daily Money Class

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.008	.010	.002	–A	–A	–A
Net realized and unrealized gain (loss)A	–	–	–	–	–	–
Total from investment operations	.008	.010	.002	–A	–A	–A
Distributions from net investment income	(.008)	(.010)	(.002)	–A	–A	–A
Total distributions	(.008)	(.010)	(.002)	–A	–A	–A
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB,C	.85%	1.00%	.17%	.01%	.01%	.01%
Ratios to Average Net AssetsD
Expenses before reductions	.72%E	.72%	.72%	.72%	.74%	.73%
Expenses net of fee waivers, if any	.70%E	.70%	.62%	.33%	.09%	.07%
Expenses net of all reductions	.70%E	.70%	.62%	.33%	.09%	.07%
Net investment income (loss)	1.71%E	1.01%	.17%	.02%	.01%	.01%
Supplemental Data
Net assets, end of period (in millions)	$1,721	$1,889	$2,534	$3,837	$4,307	$4,718

 A Amount represents less than $.0005 per share.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 E Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Treasury Money Market Fund Advisor C Class

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.005	.003	–A	–A	–A	–A
Net realized and unrealized gain (loss)A	–	–	–	–	–	–
Total from investment operations	.005	.003	–A	–A	–A	–A
Distributions from net investment income	(.005)	(.003)	–A	–A	–A	–A
Total distributions	(.005)	(.003)	–A	–A	–A	–A
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB,C,D	.48%	.31%	.01%	.01%	.01%	.01%
Ratios to Average Net AssetsE
Expenses before reductions	1.48%F	1.47%	1.47%	1.47%	1.49%	1.48%
Expenses net of fee waivers, if any	1.45%F	1.39%	.76%	.33%	.10%	.07%
Expenses net of all reductions	1.44%F	1.39%	.76%	.33%	.10%	.07%
Net investment income (loss)	.97%F	.32%	.03%	.02%	.01%	.01%
Supplemental Data
Net assets, end of period (in millions)	$69	$97	$101	$136	$131	$101

 A Amount represents less than $.0005 per share.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the contingent deferred sales charge.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Treasury Money Market Fund

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2019	2018	2017	2016	2015 A
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.010	.013	.004	–B	–B
Net realized and unrealized gain (loss)B	–	–	–	–	–
Total from investment operations	.010	.013	.004	–B	–B
Distributions from net investment income	(.010)	(.013)	(.004)	–B	–B
Total distributions	(.010)	(.013)	(.004)	–B	–B
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnC,D	.99%	1.29%	.38%	.01%	.01%
Ratios to Average Net AssetsE
Expenses before reductions	.42%F	.42%	.42%	.42%	.42%F
Expenses net of fee waivers, if any	.42%F	.42%	.42%	.35%	.11%F
Expenses net of all reductions	.42%F	.42%	.42%	.35%	.11%F
Net investment income (loss)	1.99%F	1.29%	.37%	-%	.01%F
Supplemental Data
Net assets, end of period (in millions)	$12,635	$11,221	$8,992	$8,408	$1,522

 A For the period April 6, 2015 (commencement of sale of shares) to October 31, 2015.

 B Amount represents less than $.0005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity® Tax-Exempt Money Market Fund

Investment Summary/Performance (Unaudited)

Effective Maturity Diversification

Days	% of fund's investments 4/30/19
1 - 7	74.0
8 - 30	2.7
31 - 60	9.1
61 - 90	3.0
91 - 180	7.5
> 180	3.7

Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.

Asset Allocation (% of fund's net assets)

As of April 30, 2019
Variable Rate Demand Notes (VRDNs)	20.6%
Tender Option Bond	52.5%
Other Municipal Security	24.4%
Investment Companies	2.0%
Net Other Assets (Liabilities)	0.5%

Current 7-Day Yields

4/30/19
Capital Reserves Class	1.29%
Daily Money Class	1.55%
Fidelity Tax-Exempt Money Market Fund	1.79%
Premium Class	1.91%

Yield refers to the income paid by the Fund over a given period. Yield for money market funds is usually for seven-day periods, as it is here, though it is expressed as an annual percentage rate. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the Fund. A portion of the Fund's expenses was reimbursed and/or waived. Absent such reimbursements and/or waivers the yield for the period ending April 30, 2019, the most recent period shown in the table, would have been 1.27% for Capital Reserves Class, 1.52% for Daily Money Class 1.78% for Fidelity Tax-Exempt Money Market Fund and 1.88% for Premium Class.

Fidelity® Tax-Exempt Money Market Fund

Schedule of Investments April 30, 2019 (Unaudited)

Showing Percentage of Net Assets

Variable Rate Demand Note - 20.6%
	Principal Amount (000s)	Value (000s)
Alabama - 1.1%
Mobile Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Barry Plant Proj.) Series 2007 C, 2.4% 5/7/19, VRDN (a)	$9,000	$9,000
Tuscaloosa County Indl. Dev. Gulf Opportunity:
(Hunt Refining Proj.) Series 2011 A, 2.25% 5/7/19, LOC JPMorgan Chase Bank, VRDN (a)(b)	9,400	9,400
Series 2012 A, 2.3% 5/7/19, LOC JPMorgan Chase Bank, VRDN (a)	13,000	13,000
West Jefferson Indl. Dev. Series 2008, 2.4% 5/7/19, VRDN (a)	7,300	7,300
Wilsonville Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Proj.) Series D, 2.3% 5/1/19, VRDN (a)	1,540	1,540
		40,240
Alaska - 2.1%
Valdez Marine Term. Rev.:
(ConocoPhillips Proj.) Series 1994 A, 2.45% 5/7/19 (ConocoPhillips Co. Guaranteed), VRDN (a)	31,900	31,900
(Phillips Trans. Alaska, Inc. Proj.):
Series 1994 B, 2.32% 5/7/19 (ConocoPhillips Co. Guaranteed), VRDN (a)	13,800	13,800
Series 1994 C, 2.1% 5/7/19 (ConocoPhillips Co. Guaranteed), VRDN (a)	21,700	21,700
Series 2002, 2.45% 5/7/19 (ConocoPhillips Co. Guaranteed), VRDN (a)	9,300	9,300
		76,700
Arizona - 1.5%
Arizona Health Facilities Auth. Rev. (Catholic Healthcare West Proj.):
Series 2005 B, 2.15% 5/7/19, LOC JPMorgan Chase Bank, VRDN (a)	2,005	2,005
Series 2009 F, 2.44% 5/7/19, LOC Mizuho Corporate Bank Ltd., VRDN (a)	46,300	46,300
Maricopa County Poll. Cont. Rev. (Arizona Pub. Svc. Co. Palo Verde Proj.) Series 2009 A, 2.33% 5/7/19, VRDN (a)	6,825	6,825
FHLMC Phoenix Indl. Dev. Auth. Multi-family Hsg. Rev. (Del Mar Terrace Apts. Proj.) Series 1999 A, 2.45% 5/7/19, LOC Freddie Mac, VRDN (a)	1,700	1,700
		56,830
Colorado - 0.5%
Colorado Edl. & Cultural Facilities Auth. Rev. (Clyfford Still Museum Proj.) Series 2008, 2.4% 5/7/19, LOC Wells Fargo Bank NA, VRDN (a)	1,430	1,430
Colorado Health Facilities Auth. Rev. (Boulder Cmnty. Hosp. Proj.) Series 2000, 2.45% 5/7/19, LOC JPMorgan Chase Bank, VRDN (a)	5,905	5,905
Colorado Univ. Co. Hosp. Auth. Rev. Series 2017 B2, 2.46% 5/7/19, VRDN (a)	7,495	7,495
Mesa County Econ. Dev. Rev. (Leitner-Poma of America, Inc. Proj.) Series 2009, 2.4% 5/7/19, LOC Wells Fargo Bank NA, VRDN (a)	4,915	4,915
		19,745
Connecticut - 1.3%
Connecticut Gen. Oblig. Series 2016 C, 2.39% 5/7/19 (Liquidity Facility Bank of America NA), VRDN (a)	48,185	48,185
Connecticut Hsg. Fin. Auth. (Ct Gen. Hsg. 9/27/72 Proj.) 2017 Subseries A-3, 2.25% 5/7/19 (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (a)	1,950	1,950
		50,135
Delaware - 0.2%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.):
Series 1993 C, 2.58% 5/7/19, VRDN (a)	2,200	2,200
Series 1999 A, 2.47% 5/7/19, VRDN (a)	3,500	3,500
		5,700
District Of Columbia - 0.2%
FHLMC District of Columbia Hsg. Fin. Agcy. Multi-family Hsg. Rev. (Pentacle Apts. Proj.) Series 2008, 2.45% 5/7/19, LOC Freddie Mac, VRDN (a)	6,135	6,135
Florida - 0.3%
Escambia County Poll. Cont. Rev. (Gulf Pwr. Co. Proj.) Series 1997, 2.32% 5/1/19, VRDN (a)	3,300	3,300
Martin County Poll. Cont. Rev. (Florida Pwr.& Lt. Co. Proj.) Series 2000, 2.32% 5/1/19, VRDN (a)	5,600	5,600
Mississippi Bus. Fin. Corp. Poll. Cont. Rev. (Gulf Pwr. Co. Proj.) Series 2014, 2.32% 5/1/19, VRDN (a)	1,700	1,700
Palm Beach County Rev. (Raymond F. Kravis Ctr. Proj.) Series 2002, 2.32% 5/7/19, LOC Northern Trust Co., VRDN (a)	1,550	1,550
FNMA Volusia County Hsg. Fin. Auth. Multi-family Hsg. Rev. (Fisherman's Landing Apts. Proj.) 2.35% 5/7/19, LOC Fannie Mae, VRDN (a)	500	500
		12,650
Georgia - 2.2%
Burke County Indl. Dev. Auth. Poll. Cont. Rev.:
(Georgia Pwr. Co. Plant Vogtle Proj.):
First Series 2009, 2.38% 5/1/19, VRDN (a)	27,590	27,590
Series 2018, 2.37% 5/1/19, VRDN (a)	15,310	15,310
(Oglethorpe Pwr. Corp. Proj.) Series 2010 A, 2.45% 5/7/19, LOC Bank of America NA, VRDN (a)	11,270	11,270
Coweta County Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Yates Proj.) Series 2006, 2.37% 5/1/19, VRDN (a)	4,650	4,650
Effingham County Indl. Dev. Auth. Poll Cont. 2.39% 5/1/19, VRDN (a)	2,300	2,300
Monroe County Dev. Auth. Poll. Cont. Rev.:
(Georgia Pwr. Co. Plant Scherer Proj.):
Series 1997, 2.37% 5/1/19, VRDN (a)	4,800	4,800
Series 2008, 2.37% 5/1/19, VRDN (a)	12,800	12,800
(Oglethorpe Pwr. Corp. Proj.) Series 2009 B, 2.15% 5/7/19, LOC JPMorgan Chase Bank, VRDN (a)	3,700	3,700
		82,420
Illinois - 1.2%
Chicago O'Hare Int'l. Arpt. Rev. Series 2005 C, 2.41% 5/7/19, LOC Bank of America NA, VRDN (a)	8,900	8,900
Illinois Dev. Fin. Auth. Rev. (Lyric Opera of Chicago Proj.) 2.13% 5/7/19, LOC BMO Harris Bank NA, LOC Northern Trust Co., VRDN (a)	17,700	17,700
Illinois Toll Hwy. Auth. Toll Hwy. Rev. Series 2007 A1, 2.4% 5/7/19, LOC Landesbank Hessen-Thuringen, VRDN (a)	17,700	17,700
		44,300
Indiana - 0.5%
Indiana Dev. Fin. Auth. Econ. (Archer-Daniels-Midland Co. Proj.) Series 2012, 2.49% 5/7/19 (Archer Daniels Midland Co. Guaranteed), VRDN (a)	7,200	7,200
Lawrenceburg Poll. Cont. Rev. (Indiana Michigan Pwr. Co. Proj.):
Series H, 2.41% 5/7/19, VRDN (a)	7,800	7,800
Series I, 2.41% 5/7/19, VRDN (a)	5,400	5,400
		20,400
Iowa - 1.1%
Iowa Fin. Auth. Midwestern (Archer-Daniels-Midland Co. Proj.) Series 2012, 2.49% 5/7/19 (Archer Daniels Midland Co. Guaranteed), VRDN (a)	13,450	13,450
Iowa Fin. Auth. Midwestern Disaster Area Econ. Dev. Series 2012 A, 2.35% 5/7/19, VRDN (a)	19,700	19,700
Iowa Fin. Auth. Rev. Series 2018 C, 2.12% 5/7/19, LOC JPMorgan Chase Bank, VRDN (a)	8,605	8,605
		41,755
Kansas - 0.3%
Burlington Envir. Impt. Rev. (Kansas City Pwr. and Lt. Co. Proj.) Series 2007 A, 2.4% 5/7/19, VRDN(a)	3,300	3,300
St. Mary's Kansas Poll. Cont. Rev. Series 1994, 2.4% 5/7/19, VRDN (a)	8,800	8,800
Wamego Kansas Poll. Cont. Rfdg. Rev. (Kansas Gas & Elec. Co. Proj.) Series 1994, 2.4% 5/7/19, VRDN (a)	500	500
		12,600
Louisiana - 2.9%
Louisiana Pub. Facilities Auth. Rev.:
(Air Products & Chemicals, Inc. Proj.):
Series 2008 B, 2.35% 5/1/19, VRDN (a)	5,270	5,270
Series 2010, 2.12% 5/7/19, VRDN (a)	19,250	19,250
(Christus Health Proj.) Series 2009 B1, 2.4% 5/7/19, LOC Bank of New York, New York, VRDN (a)	6,100	6,100
Saint James Parish Gen. Oblig.:
(Nucor Steel Louisiana LLC Proj.):
Series 2010 A1, 2.57% 5/7/19, VRDN (a)	26,500	26,500
Series 2010 B1, 2.45% 5/7/19, VRDN (a)	18,000	18,000
(NuStar Logistics, L.P. Proj.) Series 2010, 2.35% 5/7/19, LOC Mizuho Bank Ltd., VRDN (a)	33,000	33,000
		108,120
Maryland - 0.1%
Maryland Econ. Dev. Corp. Rev. (Howard Hughes Med. Institute Proj.) Series 2008 A, 2.47% 5/7/19, VRDN (a)	2,125	2,125
Michigan - 0.0%
Michigan Strategic Fund Ltd. Oblig. Rev. (The Kroger Co. Recovery Zone Facilities Bond Proj.) Series 2010, 2.34% 5/7/19, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (a)	1,600	1,600
Minnesota - 0.4%
FNMA Minnetonka Multi-family Hsg. Rev. (Cliffs at Ridgedale Proj.) Series 1995, 2.38% 5/7/19, LOC Fannie Mae, VRDN (a)	15,950	15,950
Mississippi - 0.3%
Mississippi Dev. Bank Spl. Oblig. (Harrison County Proj.) Series 2008 A2, 2.41% 5/7/19, LOC Bank of America NA, VRDN (a)	10,833	10,833
Nebraska - 0.1%
Nebraska Invt. Fin. Auth. Single Family Hsg. Rev. Series 2019 C, 2.3% 5/7/19 (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (a)	4,375	4,375
New York - 0.3%
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Series 2001 F1, 2.35% 5/1/19 (Liquidity Facility Mizuho Corporate Bank Ltd.), VRDN (a)	4,300	4,300
New York Hsg. Fin. Agcy. Rev. Series 2015 A, 2.43% 5/7/19, LOC Landesbank Hessen-Thuringen, VRDN (a)	5,600	5,600
		9,900
North Carolina - 0.6%
Parson County Indl. Facilities and Poll. Cont. Fing. Auth. (CertainTeed Gypsum NC, Inc. Proj.) Series 2010, 2.41% 5/7/19, LOC Cr. Industriel et Commercial, VRDN (a)	11,500	11,500
Raleigh Combined Enterprise Sys. Rev. Series 2008 B, 2.45% 5/7/19 (Liquidity Facility Bank of America NA), VRDN (a)	10,240	10,240
		21,740
Ohio - 0.4%
Cuyahoga County Health Care Facilities Rev. (The A.M. McGregor Home Proj.) Series 2014, 2.38% 5/7/19, LOC Northern Trust Co., VRDN (a)	8,885	8,885
Hamilton County Student Hsg. Rev. (Block 3 Proj.) Series 2004, 2.32% 5/7/19, LOC RBS Citizens NA, VRDN (a)	3,600	3,600
Ohio Spl. Oblig. (Adult Correctional Bldg. Fund Projs.) Series 2016 C, 2.2% 5/7/19, VRDN (a)	1,500	1,500
		13,985
Pennsylvania - 0.3%
Chester County Health & Ed. Auth. Rev. 2.35% 5/7/19, LOC Manufacturers & Traders Trust Co., VRDN (a)	6,290	6,290
Lancaster Indl. Dev. Auth. Rev. (Mennonite Home Proj.) 2.4% 5/7/19, LOC Manufacturers & Traders Trust Co., VRDN (a)	2,520	2,520
Philadelphia Auth. for Indl. Dev. Rev. (Spl. People in Northeast, Inc. Proj.) Series 2006, 2.64% 5/7/19, LOC RBS Citizens NA, VRDN (a)	3,260	3,260
		12,070
South Carolina - 0.0%
South Carolina Jobs-Econ. Dev. Auth. Econ. Dev. Rev. (Institute for Bus. and Home Safety Proj.) Series 2009, 2.35% 5/7/19, LOC Branch Banking & Trust Co., VRDN (a)	900	900
Tennessee - 0.2%
Clarksville Pub. Bldg. Auth. Rev. (Tennessee Muni. Bond Fund Proj.) Series 1994, 2.39% 5/7/19, LOC Bank of America NA, VRDN (a)	1,955	1,955
Montgomery County Pub. Bldg. Auth. Pooled Fing. Rev. (Tennessee County Ln. Pool Prog.) Series 1999, 2.39% 5/7/19, LOC Bank of America NA, VRDN (a)	4,980	4,980
		6,935
Texas - 1.1%
Harris County Cultural Ed. Facilities Fin. Corp. Rev.:
Series 2014 C, 2.13% 5/7/19, VRDN (a)	4,820	4,820
Series 2014 D, 2.45% 5/7/19, VRDN (a)	3,530	3,530
Port Arthur Navigation District Exempt Facilities (Var-Total Petrochemicals Proj.) Series 2009, 2.44% 5/7/19 (Total SA Guaranteed), VRDN (a)	3,000	3,000
Port Arthur Navigation District Indl. Dev. Corp. Exempt Facilities Rev.:
(Air Products Proj.):
Series 2010 A, 2.44% 5/7/19 (Total SA Guaranteed), VRDN (a)	6,000	6,000
Series 2012, 2.44% 5/7/19 (Total SA Guaranteed), VRDN (a)	7,400	7,400
(Total Petrochemicals & Refining U.S.A., Inc. Proj.) Series 2012 B, 2.44% 5/7/19 (Total SA Guaranteed), VRDN (a)	4,200	4,200
(Total Petrochemicals and Refining U.S.A., Inc. Proj.) Series 2012 A, 2.44% 5/7/19 (Total SA Guaranteed), VRDN (a)	11,700	11,700
		40,650
Utah - 0.3%
Emery County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1994, 2.32% 5/7/19, VRDN (a)	9,400	9,400
Virginia - 0.4%
Loudoun County Indl. Dev. Auth. (Howard Hughes Med. Institute Proj.) Series 2003 F, 2.47% 5/7/19, VRDN (a)	3,375	3,375
Newport News Indl. Dev. Auth. (CNU Warwick LLC Student Apts. Proj.) 2.36% 5/7/19, LOC Bank of America NA, VRDN (a)	6,920	6,920
Norfolk Econ. Dev. Auth. Hosp. Facilities Rev. Series 2016, 2.46% 5/7/19, VRDN (a)	3,600	3,600
		13,895
Wisconsin - 0.1%
Wisconsin Hsg. & Econ. Dev. Auth. 2019 Series B, 2.33% 5/7/19 (Liquidity Facility Fed. Home Ln. Bank Chicago), VRDN (a)	2,400	2,400
Wyoming - 0.6%
Converse County Poll. Cont. Rev. (PacifiCorp Projs.):
Series 1992, 2.2% 5/7/19, VRDN (a)	5,600	5,600
Series 1994, 2.48% 5/7/19, VRDN (a)	3,000	3,000
Lincoln County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1994, 2.48% 5/7/19, VRDN (a)	10,230	10,230
Sweetwater County Poll. Cont. Rev. (PacifiCorp Proj.):
Series 1992 A, 2.2% 5/7/19, VRDN (a)	2,200	2,200
Series 1992 B, 2.2% 5/7/19, VRDN (a)	700	700
Series 1994, 2.48% 5/7/19, VRDN (a)	800	800
		22,530
TOTAL VARIABLE RATE DEMAND NOTE
(Cost $767,018)		767,018

Tender Option Bond - 52.5%
Alabama - 0.4%
Alabama Spl. Care Facilities Fing. Auth. Mobile Rev. Participating VRDN:
Series 16 ZM0205, 2.33% 5/7/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)(d)	5,960	5,960
Series Floaters ZF 27 70, 2.33% 5/7/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)(d)	3,500	3,500
Black Belt Energy Gas District Ala Participating VRDN Series Floaters XL 00 98, 2.39% 5/7/19 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	700	700
Homewood Participating VRDN Series Floaters G 37, 2.33% 5/7/19 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	1,000	1,000
Southeast Alabama Gas Supply District Participating VRDN Series Floaters XG 02 03, 2.34% 5/7/19 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	4,500	4,500
		15,660
Alaska - 0.1%
Alaska Indl. Dev. & Expt. Auth. Rev. Participating VRDN Series 16 XM 0236, 2.33% 5/7/19 (Liquidity Facility Bank of America NA) (a)(c)(d)	2,080	2,080
Arizona - 1.3%
Arizona Board of Regents Arizona State Univ. Rev. Participating VRDN Series 33 85X, 2.33% 5/7/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)(d)	1,865	1,865
Arizona Health Facilities Auth. Rev. Participating VRDN Series Floaters XF 20 46, 2.33% 5/7/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)(d)	3,065	3,065
Arizona Tourism & Sports Auth. Tax Rev. Participating VRDN Series Floaters E85, 2.33% 5/7/19 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	25,305	25,305
Mesa Util. Sys. Rev.:
Bonds Series Solar 17 0026, 2.43%, tender 6/13/19 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	2,080	2,080
Participating VRDN Series Floaters XL 00 71, 2.33% 5/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	3,000	3,000
Rowan Univ. Participating VRDN Series 2016 XF 2337, 2.34% 5/7/19 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	2,900	2,900
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev. Participating VRDN:
Series Floaters XF 21 92, 2.33% 5/7/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)(d)	5,245	5,245
Series ROC II R 14060, 2.33% 5/7/19 (Liquidity Facility Citibank NA) (a)(c)(d)	4,000	4,000
Salt Verde Finl. Corp. Sr. Gas Rev. Participating VRDN Series Floaters XF 25 37, 2.34% 5/7/19 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	2,015	2,015
		49,475
Arkansas - 0.3%
Arkansas Dev. Fin. Auth. Health C Participating VRDN Series Floaters BAML 50 05, 2.34% 5/7/19 (Liquidity Facility Bank of America NA) (a)(c)(d)	12,900	12,900
California - 1.0%
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Participating VRDN Series XF 10 44, 2.4% 5/7/19 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)(d)	7,950	7,950
Dignity Health Participating VRDN:
Series 17 04, 2.42% 6/11/19 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)(e)	400	400
Series DBE 80 11, 2.5% 5/7/19 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)(d)	26,900	26,900
		35,250
Colorado - 4.2%
Boulder Valley Co. School District Re2 Participating VRDN Series Floaters G 16, 2.33% 5/7/19 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	3,900	3,900
Children's Hosp. Assoc., Co. Participating VRDN Series Floaters XF 23 05, 2.34% 5/7/19 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	3,005	3,005
Colorado Health Facilities Auth. Participating VRDN Series Floaters XF 06 67, 2.33% 5/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	6,645	6,645
Colorado Health Facilities Auth. Rev. Participating VRDN:
Series Floaters 018, 2.45% 6/11/19 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)(e)	4,220	4,220
Series Floaters XF 10 25, 2.35% 5/7/19 (Liquidity Facility Barclays Bank PLC)(a)(c)(d)	4,600	4,600
Series Floaters ZM 03 18, 2.34% 5/7/19 (Liquidity Facility Bank of America NA) (a)(c)(d)	4,625	4,625
Colorado Reg'l. Trans. District Sales Tax Rev. Participating VRDN Series Floaters 16 XF1031, 2.4% 5/7/19 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)(d)	11,700	11,700
Colorado State Univ. Board of Governors Enterprise Sys. Rev. Participating VRDN Series MS 3316, 2.33% 5/7/19 (Liquidity Facility Cr. Suisse AG) (a)(c)(d)	14,030	14,030
Colorado Univ. Co. Hosp. Auth. Rev. Participating VRDN Series EGL 17 0002, 2.33% 5/7/19 (Liquidity Facility Citibank NA) (a)(c)(d)	26,000	26,000
Denver City & County Arpt. Rev. Participating VRDN Series Floaters XF 10 36, 2.4% 5/7/19 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)(d)	900	900
Denver City & County Board Wtr. Rev. Bonds Series Solar 17 0032, 2.43%, tender 6/6/19 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	1,575	1,575
Tender Option Bond Trust Receipts Participating VRDN:
Series Floaters XF 10 01, 2.35% 5/7/19 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	1,560	1,560
Series Floaters XF 10 03, 2.35% 5/7/19 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	5,250	5,250
Univ. of Colorado Enterprise Sys. Rev.:
Bonds Series Solar 0065, 2.43%, tender 6/20/19 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	2,540	2,540
Participating VRDN Series Floaters XM 03 85, 2.33% 5/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	9,400	9,400
Participating VRDN:
Series Floaters XM 06 71, 2.33% 5/7/19 (Liquidity Facility Wells Fargo Bank NA) (a)(c)(d)	3,335	3,335
Series Putters 15 XM0007, 2.33% 5/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	5,725	5,725
Series RBC E 55, 2.33% 5/7/19 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	32,700	32,700
Series XM 03 05, 2.33% 5/7/19 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	12,400	12,400
Weld County Colo School District # 4 Participating VRDN Series RBC G 58, 2.33% 5/7/19 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	1,700	1,700
		155,810
Connecticut - 2.4%
Connecticut Gen. Oblig. Participating VRDN:
Series 15 YX1002, 2.36% 5/7/19 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	1,600	1,600
Series Floaters 014, 2.45% 6/11/19 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)(e)	8,300	8,300
Series Floaters 016, 2.34% 5/7/19 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	60,800	60,800
Series Floaters G3, 2.33% 5/7/19 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	2,200	2,200
Series Floaters G66, 2.33% 5/7/19 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	2,255	2,255
Series Floaters XM 05 22, 2.36% 5/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	5,000	5,000
Series Floaters XM 07 07, 2.36% 5/7/19 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	2,300	2,300
Connecticut Hsg. Fin. Auth. Participating VRDN Series Floaters ZF 06 54, 2.33% 5/7/19 (Liquidity Facility Bank of America NA) (a)(c)(d)	3,750	3,750
Connecticut Spl. Tax Oblig. Participating VRDN Series Floaters 16 YX1026, 2.36% 5/7/19 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	1,000	1,000
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev. Participating VRDN Series Floaters YX 10 77, 2.36% 5/7/19 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	1,000	1,000
State of Connecticut Gen. Oblig. Bonds Participating VRDN Series Floaters XM 03 39, 2.36% 5/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	1,530	1,530
		89,735
District Of Columbia - 1.7%
Children's Nat'l. Med. Ctr., Participating VRDN Series 2015 XF 1047, 2.4% 5/7/19 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)(d)	2,850	2,850
District of Columbia Gen. Oblig.:
Bonds:
Series 2016 23, 2.43%, tender 5/2/19 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	2,710	2,710
Series Solar 0035, 2.43%, tender 5/30/19 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	985	985
Participating VRDN:
Series Floaters E 108, 2.33% 5/7/19 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	11,000	11,000
Series Floaters E 109, 2.33% 5/7/19 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	6,825	6,825
Series Floaters G73, 2.33% 5/7/19 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	2,815	2,815
Series MS 4301, 2.33% 5/7/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)(d)	18,000	18,000
District of Columbia Income Tax Rev. Participating VRDN:
Series EGL 14 0039, 2.33% 5/7/19 (Liquidity Facility Citibank NA) (a)(c)(d)	12,390	12,390
Series Floaters XM 04 12, 2.33% 5/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	3,100	3,100
Series XF 23 41, 2.34% 5/7/19 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	2,000	2,000
		62,675
Florida - 2.5%
Cape Coral Wtr. & Swr. Rev. Participating VRDN Series Floaters YX 10 71, 2.34% 5/7/19 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	5,580	5,580
Florida Board of Ed. Pub. Ed. Cap. Outlay Bonds:
Series Solar 0049, 2.43%, tender 6/13/19 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	1,200	1,200
Series Solar 0054, 2.43%, tender 6/20/19 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	890	890
Florida Dept. of Trans. Tpk. Rev. Bonds Series Solar 17 02, 2.43%, tender 5/2/19 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	2,110	2,110
Florida Dev. Fin. Corp. Healthcare Facility Rev. Participating VRDN Series Floaters BAML 70 04, 2.32% 5/7/19 (Liquidity Facility Bank of America NA) (a)(c)(d)	14,600	14,600
Florida Gen. Oblig.:
Bonds:
Series Solar 042, 2.43%, tender 6/13/19 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	3,155	3,155
Series Solar 2017 37, 2.43%, tender 7/3/19 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	990	990
Participating VRDN Series Floaters XF 06 80, 2.33% 5/7/19 (Liquidity Facility Toronto-Dominion Bank) (a)(c)(d)	1,775	1,775
Gainesville Utils. Sys. Rev. Bonds Series Solar 0061, 2.43%, tender 5/9/19 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	6,350	6,350
Lee Memorial Health Sys. Hosp. Rev. Participating VRDN Series Floaters XG 02 34, 2.35% 5/7/19 (Liquidity Facility Bank of America NA) (a)(c)(d)	3,000	3,000
Miami Beach Resort Tax Rev. Participating VRDN Series 15 XF0260, 2.34% 5/7/19 (Liquidity Facility Toronto-Dominion Bank) (a)(c)(d)	8,500	8,500
Miami-Dade County Aviation Rev. Participating VRDN Series XG 00 65 2.4% 5/7/19 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)(d)	4,600	4,600
Miami-Dade County Edl. Facilities Rev. Participating VRDN Series Floaters XG 01 92, 2.34% 5/7/19 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	1,400	1,400
Miami-Dade County Expressway Auth. Participating VRDN Series XG 00 99, 2.4% 5/7/19 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)(d)	4,000	4,000
Miami-Dade County Gen. Oblig. Participating VRDN:
Series Floaters E 70, 2.33% 5/7/19 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	14,980	14,980
Series Floaters XM 07 09, 2.35% 5/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	1,920	1,920
Miami-Dade County Wtr. & Swr. Rev. Participating VRDN Series Floaters XF 07 49, 2.35% 5/7/19 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	2,200	2,200
Palm Beach County School Board Ctfs. of Prtn. Participating VRDN Series 2017 01, 2.33% 5/7/19 (Liquidity Facility Citibank NA) (a)(c)(d)	1,590	1,590
Palm Beach County Solid Waste Auth. Rev. Participating VRDN Series ROC II 14003, 2.33% 5/7/19 (Liquidity Facility Citibank NA) (a)(c)(d)	6,930	6,930
Tallahassee Memorial Healthcare Participating VRDN Series Floaters ML 70 01, 2.34% 5/7/19 (Liquidity Facility Bank of America NA) (a)(c)(d)	3,700	3,700
Tampa Health Sys. Rev. Participating VRDN Series Floaters ZF 26 96, 2.33% 5/7/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)(d)	2,565	2,565
		92,035
Georgia - 1.1%
Atlanta Wtr. & Wastewtr. Rev. Participating VRDN:
Series Floaters XF 07 05, 2.33% 5/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	3,200	3,200
Series Floaters XF 26 49, 2.33% 5/7/19 (Liquidity Facility Citibank NA) (a)(c)(d)	3,000	3,000
Burke County Indl. Dev. Auth. Poll. Cont. Rev. Participating VRDN Series Floaters E 107, 2.36% 5/7/19 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	4,700	4,700
Clarke County Hosp. Auth. Participating VRDN Series 2017 ZF 2413, 2.34% 5/7/19 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	6,600	6,600
Fayette County Hosp. Auth. Rev. Participating VRDN Series Floaters XF 06 44, 2.33% 5/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	5,200	5,200
Heard County Dev. Auth. Poll. Cont. Rev. Participating VRDN Series Floaters E 105, 2.36% 5/7/19 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	1,600	1,600
Main Street Natural Gas, Inc. Participating VRDN Series Floaters XF 07 51, 2.33% 5/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	2,630	2,630
Metropolitan Atlanta Rapid Transit Auth. Sales Tax Rev. Bonds Series Solar 0047, 2.43%, tender 5/16/19 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	2,500	2,500
Private Colleges & Univs. Auth. Rev. Participating VRDN Series 2016 XM 0416, 2.33% 5/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	5,400	5,400
Wyandotte County Unified School District 500 Participating VRDN Series Floater 2018 G23A, 2.33% 5/7/19 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	7,100	7,100
		41,930
Hawaii - 0.7%
Hawaii Gen. Oblig.:
Bonds Series Solar 17 0031, 2.43%, tender 7/18/19 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	1,870	1,870
Participating VRDN Series Floaters XM 04 29, 2.33% 5/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	6,665	6,665
Honolulu City & County Gen. Oblig. Bonds Series 2016, 2.43%, tender 5/16/19 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	2,555	2,555
Honolulu City and County Wastewtr. Sys. Participating VRDN:
Series 15 XM0080, 2.33% 5/7/19 (Liquidity Facility Citibank NA) (a)(c)(d)	7,960	7,960
Series ROC II R 11989, 2.33% 5/7/19 (Liquidity Facility Citibank NA) (a)(c)(d)	5,550	5,550
		24,600
Illinois - 4.6%
Berwyn Muni. Securitization Corp. Participating VRDN Series Floaters 005, 2.34% 5/7/19 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	3,700	3,700
Chicago Gen. Oblig. Participating VRDN Series Floaters XL 01 05, 2.36% 5/7/19 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	3,400	3,400
Chicago O'Hare Int'l. Arpt. Rev. Participating VRDN:
Series Floaters XF 07 36, 2.33% 5/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	2,295	2,295
Series Spears DBE 80 22, 2.5% 5/7/19 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)(d)	3,700	3,700
Chicago Transit Auth. Participating VRDN Series Floaters XM 04 50, 2.34% 5/7/19 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	8,800	8,800
Chicago Wastewtr. Transmission Rev. Participating VRDN Series Floaters XL 00 94, 2.33% 5/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	6,595	6,595
City of Chicago Gen. Oblig. Bonds Participating VRDN Series Floaters XF 23 42, 2.36% 5/7/19 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	700	700
Cook County Ill Sales Tax Rev. Participating VRDN Series Floaters XF 25 01, 2.36% 5/7/19 (Liquidity Facility Citibank NA) (a)(c)(d)	1,146	1,146
Illinois Fin. Auth. Rev. Participating VRDN:
Series 15 XF0253, 2.33% 5/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	3,900	3,900
Series 15 XM0050, 2.33% 5/7/19 (Liquidity Facility Citibank NA) (a)(c)(d)	14,500	14,500
Series Floaters 017, 2.45% 6/11/19 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)(e)	10,700	10,700
Series Floaters XF 25 00, 2.33% 5/7/19 (Liquidity Facility Citibank NA) (a)(c)(d)	2,640	2,640
Series Floaters XL 00 86, 2.33% 5/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	4,400	4,400
Series MS 3332, 2.33% 5/7/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)(d)	5,700	5,700
Series XF 23 38, 2.34% 5/7/19 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	4,300	4,300
Illinois Gen. Oblig. Participating VRDN:
Series Floaters XF 10 13, 2.36% 5/7/19 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	5,315	5,315
Series Floaters XF 10 43, 2.36% 5/7/19 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	1,500	1,500
Series Floaters XL 00 54, 2.36% 5/7/19 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	12,675	12,675
Series Floaters XX 10 81, 2.36% 5/7/19 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	5,200	5,200
Series Floaters YX 10 72, 2.36% 5/7/19 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	10,900	10,900
Series Floaters YX 10 86, 2.36% 5/7/19 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	1,825	1,825
Illinois Toll Hwy. Auth. Toll Hwy. Rev. Participating VRDN:
Series 15 ZM0118, 2.33% 5/7/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)(d)	3,335	3,335
Series 15 ZM0120, 2.35% 5/7/19 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	3,100	3,100
Series Floaters E100, 2.33% 5/7/19 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	29,700	29,700
Series Floaters XF 27 67, 2.33% 5/7/19 (Liquidity Facility Citibank NA) (a)(c)(d)	4,800	4,800
Series MS 16 XF 2212, 2.33% 5/7/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)(d)	5,576	5,576
Series XM 04 75, 2.33% 5/7/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)(d)	9,375	9,375
		169,777
Indiana - 0.5%
Hamilton County HealthCare Facilities Rev. Participating VRDN Series XF 10 26, 2.4% 5/7/19 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)(d)	4,900	4,900
Indiana Fin. Auth. Rev. Participating VRDN:
Series 15 XF0106, 2.33% 5/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	9,980	9,980
Series Floaters XF 00 50, 2.33% 5/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	2,900	2,900
		17,780
Kansas - 0.5%
Johnson County Unified School District #512 Participating VRDN Series Floaters G 90, 2.33% 5/7/19 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	800	800
Kansas Dev. Fin. Agcy. Participating VRDN:
Series Floaters XM 02 92, 2.33% 5/7/19 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	3,900	3,900
Series ROC II R 14067, 2.33% 5/7/19 (Liquidity Facility Citibank NA) (a)(c)(d)	7,500	7,500
Univ. of Kansas Hosp. Auth. Health Facilities Rev. Participating VRDN:
Series Floaters XF 25 43, 2.33% 5/7/19 (Liquidity Facility Citibank NA) (a)(c)(d)	3,900	3,900
Series XF 10 51, 2.32% 5/7/19 (Liquidity Facility Cr. Suisse AG) (a)(c)(d)	2,236	2,236
		18,336
Kentucky - 0.6%
Kentucky Econ. Dev. Fin. Auth. Participating VRDN Series Floaters XF 24 85, 2.36% 5/7/19 (Liquidity Facility Citibank NA) (a)(c)(d)	16,420	16,420
Kentucky Econ. Dev. Fin. Auth. Hosp. Rev. Participating VRDN Series Floaters XG 01 23, 2.34% 5/7/19 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	4,300	4,300
		20,720
Louisiana - 1.6%
Louisiana Gas & Fuel Tax Rev. Participating VRDN:
Series EGL 14 0049, 2.34% 5/7/19 (Liquidity Facility Citibank NA) (a)(c)(d)	43,065	43,065
Series Floaters ZF 26 35, 2.33% 5/7/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)(d)	2,100	2,100
Louisiana Local Govt. Envir. Facilities Participating VRDN Series 2016 XF 2336, 2.33% 5/7/19 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	8,500	8,500
New Orl Wtr. Participating VRDN Series XM 07 35, 2.35% 5/7/19 (Liquidity Facility Bank of America NA) (a)(c)(d)	1,500	1,500
Touro Infirmary Participating VRDN Series Floaters ML 70 03, 2.34% 5/7/19 (Liquidity Facility Bank of America NA) (a)(c)(d)	2,400	2,400
		57,565
Maryland - 0.6%
Baltimore County Gen. Oblig. Participating VRDN:
Series Floaters XF 06 42, 2.33% 5/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	2,700	2,700
Series Floaters XF 06 82, 2.33% 5/7/19 (Liquidity Facility Toronto-Dominion Bank) (a)(c)(d)	3,470	3,470
Baltimore Proj. Rev. Bonds Series Floaters G 28, 2.5%, tender 7/1/19 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)(e)	700	700
Maryland Health & Higher Edl. Facilities Auth. Rev. Participating VRDN:
Series 15 XF0130, 2.33% 5/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	7,310	7,310
Series Floaters XG 01 77, 2.34% 5/7/19 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	1,850	1,850
Series XF 10 21, 2.4% 5/7/19 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)(d)	2,000	2,000
Montgomery County Gen. Oblig. Participating VRDN Series 2017 ZF 2416, 2.33% 5/7/19 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	3,750	3,750
		21,780
Massachusetts - 1.3%
Massachusetts Gen. Oblig. Participating VRDN:
Series Clipper 09 67, 2.33% 5/7/19 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(c)(d)	40,235	40,235
Series Clipper 09 69, 2.33% 5/7/19 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(c)(d)	7,504	7,504
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Participating VRDN Series 16 ZM0173, 2.33% 5/7/19 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	1,540	1,540
		49,279
Michigan - 1.1%
Eastern Michigan Univ. Revs. Participating VRDN Series Floaters 009, 2.34% 5/7/19 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	20,900	20,900
Michigan Bldg. Auth. Rev. Participating VRDN Series Floaters ZF 26 40, 2.33% 5/7/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)(d)	3,065	3,065
Michigan Fin. Auth. Rev. Participating VRDN:
Series 15 XF0126, 2.35% 5/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	2,100	2,100
Series 16 XM0223, 2.33% 5/7/19 (Liquidity Facility Citibank NA) (a)(c)(d)	1,900	1,900
Series Floaters XF 05 97, 2.33% 5/7/19 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	2,125	2,125
Series Floaters XF 07 42, 2.33% 5/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	2,200	2,200
Series Floaters XF 26 48, 2.33% 5/7/19 (Liquidity Facility Citibank NA) (a)(c)(d)	1,660	1,660
Series Floaters XG 01 58, 2.33% 5/7/19 (Liquidity Facility Bank of America NA) (a)(c)(d)	2,175	2,175
Series XM 04 72, 2.33% 5/7/19 (Liquidity Facility Citibank NA) (a)(c)(d)	3,750	3,750
Series XX 1043, 2.33% 5/7/19 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	1,600	1,600
		41,475
Minnesota - 0.3%
Minnesota Gen. Oblig. Participating VRDN:
Series Floaters XM 04 25, 2.33% 5/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	6,860	6,860
Series Floaters XM 04 26, 2.33% 5/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	3,400	3,400
		10,260
Mississippi - 0.8%
Mississippi Gen. Oblig. Participating VRDN:
Series Floaters G67, 2.33% 5/7/19 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	1,750	1,750
Series ROC II R 14027, 2.33% 5/7/19 (Liquidity Facility Citibank NA)(a)(c)(d)	7,360	7,360
Series ROC II-R 11987, 2.33% 5/7/19 (Liquidity Facility Citibank NA) (a)(c)(d)	9,900	9,900
Mississippi Hosp. Equip. & Facilities Auth. Participating VRDN Series Floaters BAML 50 06, 2.34% 5/7/19 (Liquidity Facility Bank of America NA) (a)(b)(c)(d)	11,000	11,000
		30,010
Missouri - 1.5%
Deutsche Bank Spears/Lifers Trust Participating VRDN Series Floaters XF 10 15, 2.34% 5/7/19 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	9,000	9,000
Missouri Health & Edl. Facilities Auth. Edl. Facilities Rev. Participating VRDN Series Floaters XG 01 57, 2.34% 5/7/19 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	10,620	10,620
Missouri Health & Edl. Facilities Auth. Rev. Participating VRDN Series Floaters C16, 2.36% 5/7/19 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	11,600	11,600
Missouri Health & Edl. Facilities Rev. Participating VRDN:
Series Floaters XF 07 63, 2.35% 5/7/19 (Liquidity Facility Bank of America NA) (a)(c)(d)	1,600	1,600
Series Floaters XG 01 84, 2.35% 5/7/19 (Liquidity Facility Citibank NA) (a)(c)(d)	1,100	1,100
Missouri St Hefa Edl. Facilities Rev. Participating VRDN:
Series Floaters 17 010, 2.35% 5/7/19 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	15,760	15,760
Series Floaters XM 05 75, 2.33% 5/7/19 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	4,200	4,200
		53,880
Nebraska - 0.1%
Douglas County School District #1 Bonds Series Solar 0059, 2.43%, tender 7/3/19 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	2,095	2,095
Omaha Pub. Pwr. District Elec. Rev. Participating VRDN Series Floaters XX 10 04, 2.34% 5/7/19 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	2,000	2,000
		4,095
Nevada - 1.1%
Clark County Fuel Tax:
Bonds:
Series Solar 0068, 2.43%, tender 7/3/19 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	1,485	1,485
Series Solar 17 25, 2.43%, tender 6/20/19 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	2,095	2,095
Participating VRDN:
Series Floaters XF 25 80, 2.33% 5/7/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)(d)	9,800	9,800
Series Floaters ZF 27 33, 2.33% 5/7/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)(d)	4,300	4,300
Series Floaters ZM 06 39, 2.33% 5/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	1,400	1,400
Series XM 06 38, 2.33% 5/7/19 (Liquidity Facility Wells Fargo Bank NA) (a)(c)(d)	5,900	5,900
Las Vegas Valley Wtr. District Wtr. Impt. Gen. Oblig. Participating VRDN:
Series 16 ZF0382, 2.34% 5/7/19 (Liquidity Facility Toronto-Dominion Bank) (a)(c)(d)	7,190	7,190
Series Floaters G11, 2.33% 5/7/19 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	7,000	7,000
Series Floaters XM 04 66, 2.33% 5/7/19 (Liquidity Facility Citibank NA) (a)(c)(d)	3,225	3,225
		42,395
New Jersey - 0.1%
Union County Impt. Auth. Participating VRDN Series XF 10 19, 2.33% 5/7/19 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	2,540	2,540
North Carolina - 1.6%
Charlotte Ctfs. of Partn. Cultural Arts Facilities Participating VRDN Series 16 XM 0238, 2.33% 5/7/19 (Liquidity Facility Bank of America NA) (a)(c)(d)	11,680	11,680
Charlotte Gen. Oblig. Participating VRDN Series Floaters XL 00 47, 2.33% 5/7/19 (Liquidity Facility Bank of America NA) (a)(c)(d)	6,790	6,790
Charlotte Int'l. Arpt. Rev. Participating VRDN:
Series Floaters XG 02 07, 2.33% 5/7/19 (Liquidity Facility Bank of America NA) (a)(c)(d)	1,900	1,900
Series Floaters ZM 05 34, 2.33% 5/7/19 (Liquidity Facility Wells Fargo Bank NA) (a)(c)(d)	4,600	4,600
Charlotte Wtr. & Swr. Sys. Rev. Participating VRDN Series Floaters XG 01 70, 2.33% 5/7/19 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	3,000	3,000
City of Charlotte Wtr. Swr. Sys. Rev. Participating VRDN Series XL 00 12, 2.34% 5/7/19 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	7,000	7,000
Greensboro Combined Enterprise Sys. Rev. Bonds Series Solar 0045, 2.43%, tender 5/23/19 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	1,395	1,395
North Carolina Cap. Facilities Fin. Agcy. Rev. Participating VRDN:
Series MS 15 XF2165, 2.33% 5/7/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)(d)	6,600	6,600
Series MS 15 ZM0105, 2.33% 5/7/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)(d)	2,280	2,280
North Carolina Cap. Facilities Fin. Agcy. Rev. Bonds Participating VRDN Series Floaters ZM 00 98, 2.33% 5/7/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)(d)	3,335	3,335
North Carolina Gen. Oblig. Participating VRDN Series 15 XF0140, 2.05% 5/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	5,505	5,505
North Carolina Hsg. Fin. Agcy. Home Ownership Rev. Participating VRDN Series Floaters ZM 05 63, 2.33% 5/7/19 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	3,300	3,300
North Carolina Med. Care Commission Participating VRDN Series XM 02 98, 2.33% 5/7/19 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	2,735	2,735
		60,120
North Dakota - 0.4%
North Dakota Hsg. Fin. Agcy. Rev. Participating VRDN Series RBC E58, 2.33% 5/7/19 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	14,695	14,695
Ohio - 1.1%
Allen County Hosp. Facilities Rev. Participating VRDN Series Floaters XF 25 16, 2.4% 5/7/19 (Liquidity Facility Citibank NA) (a)(c)(d)	1,300	1,300
Berea Ohio City School District Participating VRDN Series RBC G 54, 2.33% 5/7/19 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	1,600	1,600
Cleveland Wtr. Rev. Participating VRDN Series Floaters E 119, 2.33% 5/7/19 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	2,700	2,700
Cuyahoga County Ctfs. of Prtn. Participating VRDN Series Floaters XG 02 06, 2.42% 5/7/19 (Liquidity Facility Bank of America NA) (a)(c)(d)	600	600
Franklin County Rev. Participating VRDN Series Floaters XF 25 90, 2.33% 5/7/19 (Liquidity Facility Citibank NA) (a)(c)(d)	4,000	4,000
Kettering Med. Ctr., Inc., Participating VRDN Series Floaters BAML 50 03, 2.34% 5/7/19 (Liquidity Facility Bank of America NA) (a)(c)(d)	9,700	9,700
Lucas County Gen. Oblig. Bonds Series 2016 26, 2.43%, tender 5/23/19 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	7,425	7,425
Middletown Hosp. Facilities Rev. Participating VRDN Series Floaters 00 31 44, 2.45% 6/11/19 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)(e)	2,765	2,765
Montgomery County Hosp. Rev. Participating VRDN Series Floaters BAML 50 02, 2.34% 5/7/19 (Liquidity Facility Bank of America NA) (a)(c)(d)	2,575	2,575
Ohio Higher Edl. Facility Commission Rev. Participating VRDN Series 2017, 2.45% 6/11/19 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)(e)	3,895	3,895
Ohio Hsg. Fin. Agcy. Residential Mtg. Rev. Participating VRDN Series Floaters XF 27 11, 2.33% 5/7/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)(d)	2,895	2,895
Ohio Univ. Gen. Receipts Athens Bonds Series Floaters G 27, 2.5%, tender 12/2/19 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)(e)	700	700
Univ. of Cincinnati Gen. Receipts Participating VRDN Series Floaters ZM 06 46, 2.33% 5/7/19 (Liquidity Facility Wells Fargo Bank NA) (a)(c)(d)	1,400	1,400
		41,555
Oklahoma - 0.6%
Edmond Pubs Sales & Uti Rev. Participating VRDN Series Floaters XM 05 59, 2.36% 5/7/19 (Liquidity Facility Citibank NA) (a)(c)(d)	3,100	3,100
Oklahoma Dev. Fin. Auth. Health Sys. Rev. Participating VRDN:
Series Floaters XG 02 10, 2.34% 5/7/19 (Liquidity Facility Bank of America NA) (a)(c)(d)	1,800	1,800
Series Floaters XX 10 96, 2.34% 5/7/19 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	7,000	7,000
Oklahoma St Wtr. Resources Board Rev. Fund Bonds Series 2016, 2.17%, tender 5/23/19 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	10,060	10,060
		21,960
Oregon - 0.5%
Clackamas County School District #7J Bonds Series Solar 0053, 2.43%, tender 6/27/19 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	2,495	2,495
Oregon Facilities Auth. Rev. Participating VRDN Series DB 15 XF1049, 2.33% 5/7/19 (Liquidity Facility Wells Fargo Bank NA) (a)(c)(d)	3,400	3,400
Oregon State Dept. of Administrative Svcs. Lottery Rev. Participating VRDN Series ROC II R 14051, 2.33% 5/7/19 (Liquidity Facility Citibank NA) (a)(c)(d)	8,000	8,000
Portland Wtr. Sys. Rev. Bonds Series 2016 24, 2.43%, tender 6/6/19 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	2,365	2,365
State of Oregon Participating VRDN Series Floaters G 91, 2.33% 5/7/19 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	800	800
Tigard-Tualatin School District No. 23J Participating VRDN Series Floaters G69, 2.33% 5/7/19 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	1,700	1,700
		18,760
Pennsylvania - 3.9%
Allegheny County Participating VRDN Series Floaters XM 06 63, 2.4% 5/7/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)(d)	1,400	1,400
Allegheny County Hosp. Dev. Auth. Rev. Bonds Series Floaters E72, 2.47%, tender 9/3/19 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)(e)	29,885	29,885
Berks County Muni. Auth. Rev. Participating VRDN Series Floaters 001, 2.45% 6/11/19 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)(e)	250	250
Delaware Valley Reg'l. Fin. Auth. Local Govt. Rev. Participating VRDN Series Floaters XG 02 01, 2.34% 5/7/19 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	4,600	4,600
Geisinger Auth. Health Sys. Rev. Participating VRDN Series 15 ZF0174, 2.33% 5/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	1,785	1,785
Lehigh County Gen. Purp. Hosp. Rev. Participating VRDN Series Floaters 2019 003, 2.45% 6/11/19 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)(e)	2,900	2,900
Northampton County Gen. Purp. College Rev. Participating VRDN Series Floaters XL 00 48, 2.33% 5/7/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)(d)	1,600	1,600
Pennsylvania Econ. Dev. Fing. Auth. Rev. Participating VRDN Series Floaters 16 YX1028, 2.35% 5/7/19 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	1,000	1,000
Pennsylvania Higher Edl. Facilities Auth. Rev. Bonds Series 2016 E75, 2.47%, tender 9/3/19 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)(e)	1,500	1,500
Pennsylvania Tpk. Commission Tpk. Rev. Participating VRDN:
Series DBE 8032, 2.55% 5/7/19 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)(d)	1,200	1,200
Series Floaters E 101, 2.33% 5/7/19 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	43,300	43,300
Philadelphia Auth. For Indl. Dev. Participating VRDN Series Putters 14 XM0005, 2.33% 5/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)(d)	300	300
Univ. of Pittsburgh Med. Ctr. Bonds Series RBC E53, 2.33%, tender 5/7/19 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	53,525	53,525
		143,245
Rhode Island - 0.0%
Rhode Island Health and Edl. Bldg. Corp. Higher Ed. Facility Rev. Participating VRDN Series Floaters XM 07 21, 2.33% 5/7/19 (Liquidity Facility Wells Fargo Bank NA) (a)(c)(d)	1,500	1,500
South Carolina - 2.2%
Berkeley County School District Bonds Series Solar 17 0030, 2.43%, tender 5/16/19 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	1,200	1,200
Columbia Wtrwks. & Swr. Rev.:
Bonds Series 2016 21, 2.43%, tender 7/11/19 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	3,290	3,290
Participating VRDN Series Floaters XM 04 42, 2.34% 5/7/19 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	5,000	5,000
Lancaster County School District Bonds Series Solar 17 21, 2.43%, tender 6/6/19 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	1,355	1,355
Lexington County School District #1 Bonds Series Solar 0058, 2.43%, tender 5/2/19 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	1,455	1,455
South Carolina Jobs-Econ. Dev. Auth. Participating VRDN:
Series 2018 Floaters XL 00 79, 2.33% 5/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	3,000	3,000
Series Floaters BAML 50 04, 2.34% 5/7/19 (Liquidity Facility Bank of America NA) (a)(c)(d)	15,010	15,010
South Carolina Pub. Svc. Auth. Rev. Participating VRDN:
Series 2017 XF 2425, 2.34% 5/7/19 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	34,080	34,080
Series Floaters XG 01 49, 2.34% 5/7/19 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	9,875	9,875
South Carolina Trans. Infrastructure Bank Rev. Participating VRDN Series Floaters XM 06 91, 2.33% 5/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	8,780	8,780
		83,045
Tennessee - 0.8%
Greeneville Health & Edl. Facilities Board Participating VRDN Series Floaters XG 01 94, 2.34% 5/7/19 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	3,100	3,100
Memphis Gen. Oblig. Participating VRDN Series Floaters G32, 2.33% 5/7/19 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	2,250	2,250
Nashville and Davidson County Metropolitan Govt. Health & Edl. Facilities Board Rev. Participating VRDN:
Series Floaters XG 01 45, 2.34% 5/7/19 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	3,500	3,500
Series Floaters XL 00 62, 2.36% 5/7/19 (Liquidity Facility Citibank NA) (a)(c)(d)	1,000	1,000
Sullivan County Health, Ed. and Hsg. Board Participating VRDN Series Floaters BAML 50 01, 2.34% 5/7/19 (Liquidity Facility Bank of America NA) (a)(c)(d)	15,795	15,795
Vanderbilt Hosp. Participating VRDN 2.34% 5/7/19 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	2,400	2,400
		28,045
Texas - 4.2%
Aldine Independent School District Participating VRDN Series Floaters XL 00 87, 2.33% 5/7/19 (Liquidity Facility Wells Fargo Bank NA) (a)(c)(d)	3,400	3,400
Austin Elec. Util. Sys. Rev. Bonds Series Solar 17 08, 2.43%, tender 5/16/19 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	7,195	7,195
Dallas County Util. and Reclamation District Participating VRDN Series Floaters CTFS G 99, 2.33% 5/7/19 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	2,375	2,375
El Paso Tex Independent School District Bonds Series Solar 17 01, 2.43%, tender 7/11/19 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	4,840	4,840
Frisco Independent School District Participating VRDN Series ROC II R 11960, 2.33% 5/7/19 (Liquidity Facility Citibank NA) (a)(c)(d)	2,600	2,600
Harris County Cultural Ed. Facilities Fin. Corp. Rev. Participating VRDN Series Floaters 010, 2.45% 6/11/19 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)(e)	5,800	5,800
Harris County Gen. Oblig. Participating VRDN Series Clipper 09 73, 2.33% 5/7/19 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(c)(d)	6,300	6,300
Harris County Metropolitan Trans. Auth. Participating VRDN Series 16 ZM0164, 2.33% 5/7/19 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	4,000	4,000
Hays Consolidated Independent School District Bonds Series Solar 0050, 2.43%, tender 7/11/19 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	1,095	1,095
Houston Cmnty. College Sys. Rev. Participating VRDN Series Floaters XF 06 18, 2.33% 5/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	5,625	5,625
Houston Gen. Oblig. Participating VRDN Series Floater 2018 G21, 2.33% 5/7/19 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	3,900	3,900
Houston Higher Ed. Fin. Corp. Higher Ed. Rev. Participating VRDN Series ROC II R 11860, 2.33% 5/7/19 (Liquidity Facility Citibank NA) (a)(c)(d)	6,000	6,000
Houston Util. Sys. Rev. Participating VRDN Series 16 XM 0235, 2.33% 5/7/19 (Liquidity Facility Bank of America NA) (a)(c)(d)	4,905	4,905
Lamar Consolidated Independent School District Participating VRDN Series Floaters G 18, 2.33% 5/7/19 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	5,800	5,800
Laredo Gen. Oblig. Participating VRDN Series RBC G 60, 2.33% 5/7/19 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	2,900	2,900
Midlothian Independent School District Participating VRDN Series Floaters ZM 06 02, 2.33% 5/7/19 (Liquidity Facility Citibank NA) (a)(c)(d)	3,600	3,600
New Hope Cultural Ed. Facilities Finc Participating VRDN Series Floaters XF 05 99, 2.33% 5/7/19 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	2,100	2,100
Parker County Participating VRDN Series Floaters G 38, 2.33% 5/7/19 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	4,000	4,000
Pflugerville Independent School District Participating VRDN Series 2017, 2.33% 5/7/19 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	2,500	2,500
San Antonio Elec. & Gas Sys. Rev. Participating VRDN Series 2015 ZF0211, 2.33% 5/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	10,395	10,395
San Antonio Gen. Oblig. Participating VRDN Series Floaters ZF 25 71, 2.33% 5/7/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)(d)	3,500	3,500
San Antonio Pub. Facilities Corp. and Rfdg. Lease Participating VRDN Series Floaters XF 06 41, 2.33% 5/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	3,750	3,750
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. Participating VRDN:
Series 16 XF0410, 2.35% 5/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	5,000	5,000
Series 16 XF0411, 2.35% 5/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	2,725	2,725
Series 16 ZF 0282, 2.34% 5/7/19 (Liquidity Facility Toronto-Dominion Bank) (a)(c)(d)	1,350	1,350
Series Floaters XF 27 38, 2.33% 5/7/19 (Liquidity Facility Citibank NA) (a)(c)(d)	2,200	2,200
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev. Participating VRDN:
Series Floaters XM 04 02, 2.33% 5/7/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)(d)	2,900	2,900
Series Floaters XM 06 98, 2.34% 5/7/19 (Liquidity Facility Cr. Suisse AG) (a)(c)(d)	1,800	1,800
Series Floaters ZM 04 07, 2.33% 5/7/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)(d)	6,250	6,250
Tarrant County Health Facilities Dev. Corp. Hosp. Rev. Participating VRDN Series Putters 0028, 2.35% 5/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	1,600	1,600
Tarrant Reg'l. Wtr. District Wtr. Rev. Participating VRDN Series MS 3388, 2.33% 5/7/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)(d)	5,000	5,000
Texas Gen. Oblig. Participating VRDN:
Series Floaters XF 07 32, 2.33% 5/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	4,465	4,465
Series Floaters XM 04 05, 2.33% 5/7/19 (Liquidity Facility Wells Fargo Bank NA) (a)(c)(d)	3,750	3,750
Texas Wtr. Dev. Board Rev. Participating VRDN:
Series Floaters XF 07 13, 2.34% 5/7/19 (Liquidity Facility Toronto-Dominion Bank) (a)(c)(d)	2,240	2,240
Series Floaters XF 07 14, 2.33% 5/7/19 (Liquidity Facility Toronto-Dominion Bank) (a)(c)(d)	3,750	3,750
Series XF 06 25, 2.33% 5/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	2,050	2,050
Univ. of Texas Board of Regents Sys. Rev. Participating VRDN Series ZM0172, 2.33% 5/7/19 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	7,530	7,530
Wells Fargo Stage Trs Var States Participating VRDN Series Floaters XF 23 21, 2.33% 5/7/19 (Liquidity Facility Wells Fargo Bank NA) (a)(c)(d)	1,800	1,800
Whitehouse Independent School District Participating VRDN Series Floaters G10, 2.33% 5/7/19 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	2,050	2,050
Williamson County Gen. Oblig. Participating VRDN Series Floaters G70, 2.33% 5/7/19 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	3,600	3,600
		156,640
Utah - 0.2%
Riverton Hosp. Rev. Participating VRDN Series RBC ZF 0274, 2.35% 5/7/19 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	5,910	5,910
Utah County Hosp. Rev. Participating VRDN Series Floaters XF 26 28, 2.33% 5/7/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)(d)	3,200	3,200
		9,110
Vermont - 0.0%
Vermont Edl. and Health Buildings Fing. Agcy. Participating VRDN Series XF 23 61, 2.34% 5/7/19 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	325	325
Virginia - 1.9%
Fairfax County Indl. Dev. Auth. Participating VRDN Series Floaters XG 01 91, 2.33% 5/7/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)(d)	11,600	11,600
Hampton Roads Sanitation District Wastewtr. Rev. Bonds Series Solar 0064, 2.43%, tender 5/2/19 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	2,685	2,685
Loudoun County Gen. Oblig. Bonds Series Solar 2017 38, 2.43%, tender 7/11/19 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	1,095	1,095
Lynchburg Econ. Dev. Participating VRDN Series Floaters XG 01 47, 2.34% 5/7/19 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	1,585	1,585
Suffolk Econ. Dev. Auth. Hosp. Facilities Rev. Bonds Series EGL 17 0005, 2.5%, tender 6/7/19 (Liquidity Facility Citibank NA) (a)(c)(d)(e)	32,065	32,065
Univ. of Virginia Gen. Rev.:
Bonds Series Solar 17 17, 2.43%, tender 5/30/19 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	1,285	1,285
Participating VRDN Series Floaters XF 06 26, 2.33% 5/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	2,500	2,500
Virginia Commonwealth Trans. Board Rev. Participating VRDN Series Floaters XF 06 59, 2.33% 5/7/19 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	2,635	2,635
Virginia Gen. Oblig. Bonds Series 2016 11, 2.43%, tender 5/2/19 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	6,665	6,665
Virginia Pub. Bldg. Auth. Pub. Facilities Rev. Bonds Series Floaters G 40, 2.5%, tender 8/1/19 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)(e)	1,300	1,300
Virginia Small Bus. Fing. Auth. Health Care Facilities Rev. Participating VRDN 2.33% 5/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	6,800	6,800
		70,215
Washington - 3.8%
Catholic Health Initiatives Participating VRDN Series XF 1017, 2.35% 5/7/19 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	7,800	7,800
Central Puget Sound Reg'l. Trans. Auth. Sales & Use Tax Rev. Participating VRDN Series Floaters XF 23 97, 2.33% 5/7/19 (Liquidity Facility Citibank NA) (a)(c)(d)	5,335	5,335
King & Snohomish Counties School District #417 Northshore Participating VRDN Series Floaters G 83, 2.33% 5/7/19 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	2,200	2,200
King County Swr. Rev. Participating VRDN:
Series EGL 14 0047, 2.33% 5/7/19 (Liquidity Facility Citibank NA) (a)(c)(d)	38,165	38,165
Series ROC II R 11962, 2.33% 5/7/19 (Liquidity Facility Citibank NA) (a)(c)(d)	3,400	3,400
Pierce County School District #10 Tacoma Participating VRDN Series 15 XF2166, 2.33% 5/7/19 (Liquidity Facility Citibank NA) (a)(c)(d)	5,350	5,350
Port of Seattle Gen. Oblig. Participating VRDN Series 2017 ZF 2411, 2.33% 5/7/19 (Liquidity Facility Citibank NA) (a)(c)(d)	7,500	7,500
Seattle Muni. Lt. & Pwr. Rev.:
Bonds:
Series Solar 0055, 2.43%, tender 6/27/19 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	2,360	2,360
Series Solar 17 19, 2.43%, tender 5/30/19 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	1,490	1,490
Participating VRDN:
Series Floaters FG 02 26, 2.33% 5/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	3,100	3,100
Series Floaters XF 06 65, 2.33% 5/7/19 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	2,500	2,500
Seattle Wtr. Sys. Rev. Bonds Series Solar 17 5, 2.43%, tender 7/25/19 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	2,860	2,860
Washington Convention Ctr. Pub. Facilities Participating VRDN:
Series Floaters XM 06 80, 2.36% 5/7/19 (Liquidity Facility Citibank NA) (a)(c)(d)	8,000	8,000
Series Floaters XM 06 81, 2.36% 5/7/19 (Liquidity Facility Citibank NA) (a)(c)(d)	4,200	4,200
Washington Gen. Oblig. Participating VRDN:
Series Floaters G33, 2.33% 5/7/19 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	2,250	2,250
Series Floaters XF 06 11, 2.33% 5/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	3,700	3,700
Series ROC 14090, 2.33% 5/7/19 (Liquidity Facility Citibank NA) (a)(c)(d)	9,400	9,400
Series ROC II R 14074, 2.33% 5/7/19 (Liquidity Facility Citibank NA) (a)(c)(d)	4,100	4,100
Series XF 0294, 2.33% 5/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	6,000	6,000
Washington Health Care Facilities Auth. Rev. Participating VRDN:
Series 15 XF0132, 2.33% 5/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	5,110	5,110
Series 15 XF0148, 2.33% 5/7/19 (Liquidity Facility Bank of America NA) (a)(c)(d)	1,030	1,030
Series 2015 XF0150, 2.33% 5/7/19 (Liquidity Facility Bank of America NA) (a)(c)(d)	5,100	5,100
Series Floaters XF 24 92, 2.36% 5/7/19 (Liquidity Facility Citibank NA) (a)(c)(d)	3,750	3,750
Washington State Motor Vehicle Fuel Tax Auth. Gen. Oblig. Participating VRDN Series XL 00 39, 2.33% 5/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	7,600	7,600
		142,300
West Virginia - 0.0%
Morgantown Combined Util. Sys. Rev. Participating VRDN Series Floaters ZF 06 72, 2.34% 5/7/19 (Liquidity Facility Bank of America NA) (a)(c)(d)	1,475	1,475
Wisconsin - 0.9%
Agnesian Healthcare Participating VRDN Series Floaters XF 24 83, 2.34% 5/7/19 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	2,160	2,160
Milwaukee Metropolitan Swr. District Bonds Series Solar 0036, 2.43%, tender 6/13/19 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	1,200	1,200
Wisconsin Health & Edl. Facilities Participating VRDN:
Series Floaters XF 07 41, 2.33% 5/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	2,320	2,320
Series Floaters XF 25 83, 2.33% 5/7/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)(d)	4,000	4,000
Series Floaters XG 00 72, 2.4% 5/7/19 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)(d)	3,000	3,000
Series Floaters ZF 26 36, 2.33% 5/7/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)(d)	3,635	3,635
Series XM 04 79, 2.33% 5/7/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)(d)	4,500	4,500
Wisconsin Health & Edl. Facilities Auth. Rev. Participating VRDN:
Series 2015 ZF0216, 2.33% 5/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	2,500	2,500
Series Floaters 3184, 2.33% 5/7/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)(d)	4,600	4,600
Series ROC II R 14065, 2.33% 5/7/19 (Liquidity Facility Citibank NA) (a)(c)(d)	3,200	3,200
Wisconsin Hsg. & Econ. Dev. Auth. Participating VRDN Series Floaters YX 26 90, 2.33% 5/7/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)(d)	2,900	2,900
		34,015
TOTAL TENDER OPTION BOND
(Cost $1,949,047)		1,949,047

Other Municipal Security - 24.4%
Alabama - 0.6%
Huntsville Health Care Auth. Rev. Series 2019:
1.7% 7/9/19, CP	11,000	11,000
1.8% 6/4/19, CP	7,900	7,900
1.88% 7/2/19, CP	5,000	5,000
		23,900
Arizona - 0.1%
Phoenix Civic Impt. Corp. Wtr. Sys. Rev. Bonds Series 2009 A, 5% 7/1/19 (Pre-Refunded to 7/1/19 @ 100)	2,900	2,915
California - 1.3%
California Statewide Cmntys. Dev. Auth. Gas Supply Rev. Bonds:
Series 2010 A, SIFMA Municipal Swap Index + 0.100% 2.4%, tender 7/1/19 (Liquidity Facility Royal Bank of Canada) (a)(f)	26,920	26,920
Series 2010 B, SIFMA Municipal Swap Index + 0.100% 2.4%, tender 7/1/19 (Liquidity Facility Royal Bank of Canada) (a)(f)	10,420	10,420
Los Angeles Dept. of Wtr. & Pwr. Rev. Series 2019, 1.73% 5/9/19 (Liquidity Facility Royal Bank of Canada), CP	10,000	10,000
		47,340
Colorado - 0.0%
Colorado Ed. Ln. Prog. TRAN Series 2018 A, 5% 6/27/19	700	703
Connecticut - 0.5%
Connecticut Gen. Oblig. Bonds:
Series 2013 A, 5% 10/15/19	2,100	2,129
Series 2014 H, 5% 11/15/19	600	609
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev. Bonds:
Series 2009 A, 4.5% 12/1/19	1,000	1,015
Series 2018 A, 5% 1/1/20	1,400	1,428
Series 2018 B, 5% 10/1/19	5,000	5,059
Milford Gen. Oblig. BAN Series 2018, 3% 11/4/19	2,900	2,914
North Haven Gen. Oblig. BAN Series 2018, 3% 11/7/19	3,100	3,115
Windham Gen. Oblig. BAN Series 2019, 3% 8/21/19	2,600	2,608
Wolcott Gen. Oblig. BAN Series 2018, 3.25% 11/7/19	1,700	1,709
		20,586
Florida - 4.2%
Broward County School District TAN Series 2018, 3% 6/12/19	19,200	19,223
Florida Local Govt. Fin. Cmnty. Series 2011 A1, 1.74% 6/4/19, LOC JPMorgan Chase Bank, CP	18,700	18,700
Miami-Dade County School District TAN Series 2018, 5% 6/15/19	69,500	69,764
Pinellas County School District TAN Series 2018, 3% 6/28/19	8,900	8,915
Polk County Indl. Dev. Auth. Health Sys. Rev. Bonds:
Series 2014 A, SIFMA Municipal Swap Index + 0.300% 2.6%, tender 11/26/19 (a)(f)	4,300	4,300
Series 2014 A1, SIFMA Municipal Swap Index + 0.250% 2.55%, tender 11/26/19 (a)(f)	17,300	17,300
Tampa Health Sys. Rev. Bonds Series 2012 B, SIFMA Municipal Swap Index + 0.300% 2.6%, tender 11/26/19 (a)(f)	16,400	16,400
		154,602
Georgia - 2.7%
Atlanta Arpt. Rev.:
Series D1:
1.9% 7/2/19, LOC Bank of America NA, CP	1,300	1,300
1.95% 7/2/19, LOC Bank of America NA, CP	11,700	11,700
Series D3, 1.95% 7/2/19, LOC Bank of America NA, CP	1,700	1,700
Series F1, 1.95% 7/2/19, LOC Bank of America NA, CP	138	138
Series F3, 1.95% 7/2/19, LOC Bank of America NA, CP	100	100
Series H1, 2.05% 5/31/19, LOC PNC Bank NA, CP	628	628
Series H3, 2.05% 5/31/19, LOC PNC Bank NA, CP	6,958	6,958
Series I1, 1.87% 6/6/19, LOC JPMorgan Chase Bank, CP	923	923
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Bonds:
Series 2010 A1, SIFMA Municipal Swap Index + 0.100% 2.4%, tender 8/1/19 (Liquidity Facility Royal Bank of Canada) (a)(f)	28,845	28,845
Series 2010 A2, SIFMA Municipal Swap Index + 0.100% 2.4%, tender 8/1/19 (Liquidity Facility Royal Bank of Canada) (a)(f)	47,230	47,230
		99,522
Idaho - 0.1%
Idaho Health Facilities Auth. Hosp. Rev. Bonds Series 2013 ID, 1.7%, tender 5/1/19 (a)	3,050	3,050
Illinois - 1.6%
Illinois Fin. Auth. Ed. Rev. Series LOY:
1.8% 7/8/19, LOC PNC Bank NA, CP	14,800	14,800
1.88% 7/17/19, LOC PNC Bank NA, CP	6,600	6,600
Illinois Fin. Auth. Rev. Bonds:
(Advocate Health Care Network Proj.) Series 2011 B, SIFMA Municipal Swap Index + 0.300% 2.6%, tender 11/26/19 (a)(f)	10,550	10,550
Series 2012 H, 1.72% tender 5/13/19, CP mode	17,300	17,300
Series 2012 I, 1.89% tender 6/4/19, CP mode	5,900	5,900
Southwestern Dev. Auth. Heath Facility Rev. Bonds Series 17B, 1.89% tender 6/4/19, CP mode	3,100	3,100
		58,250
Indiana - 0.5%
Indianapolis Gas Util. Sys. Rev. Series 2019, 1.7% 6/3/19, LOC JPMorgan Chase Bank, CP	17,400	17,400
Kentucky - 0.2%
Jefferson County Poll. Cont. Rev. Bonds Series 2001 A, 1.7% tender 5/3/19, CP mode	6,000	6,000
Maryland - 0.1%
Montgomery County Gen. Oblig. Bonds Series 2011 A, 4.5% 7/1/19 (Pre-Refunded to 7/1/19 @ 100)	3,300	3,314
Massachusetts - 0.2%
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds Series 1992:
1.7% tender 5/10/19, CP mode	4,400	4,400
1.8% tender 5/3/19, CP mode	4,100	4,100
		8,500
Michigan - 0.4%
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. Bonds (Spectrum Health Sys. Proj.) Series 2015 A, SIFMA Municipal Swap Index + 0.250% 2.55%, tender 11/26/19 (a)(f)	7,785	7,785
Michigan Fin. Auth. Rev. Bonds Series 2012 A, 5% 7/1/19	8,500	8,543
		16,328
Missouri - 0.2%
Curators of the Univ. of Missouri Series A, 1.62% 8/2/19, CP	6,600	6,600
Montana - 0.2%
Montana Board of Invt. Bonds Series 2013, 1.87%, tender 3/2/20 (a)	6,830	6,830
Nebraska - 0.2%
Central Plains Energy Proj. Bonds Series 2014, 5%, tender 12/1/19 (Liquidity Facility Royal Bank of Canada) (a)	100	102
Omaha Pub. Pwr. District Elec. Rev. Series A:
1.64% 8/5/19, CP	5,100	5,100
1.88% 6/4/19, CP	2,900	2,900
		8,102
New Hampshire - 0.2%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. Bonds Series 1990 B, 1.79% tender 6/13/19, CP mode	8,000	8,000
New Jersey - 0.7%
Bergen County Gen. Oblig. BAN Series 2018 B, 3.25% 12/12/19	14,200	14,311
Berkeley Heights Township BAN Series 2019, 3.5% 7/12/19	5,100	5,115
Burlington County Bridge Commission Lease Rev. BAN (Governmental Leasing Prog.) Series 2018 1, 3.25% 11/26/19	2,000	2,013
Camden County BAN Series 2018 A, 3% 10/23/19	3,100	3,114
		24,553
New Mexico - 0.1%
New Mexico Muni. Energy Acquisition Auth. Gas Supply Rev. Bonds:
Series 2014 A, 5%, tender 8/1/19 (Liquidity Facility Royal Bank of Canada) (a)	500	504
Series 2014 B, 1 month U.S. LIBOR + 0.750% 2.426%, tender 8/1/19 (Liquidity Facility Royal Bank of Canada) (a)(f)	5,150	5,150
		5,654
Ohio - 0.5%
American Muni. Pwr. BAN (City of Wapakoneta Proj.) Series 2018, 3% 6/27/19 (Ohio Gen. Oblig. Guaranteed)	3,050	3,055
Avon Gen. Oblig. BAN Series 2019, 3% 1/22/20	1,500	1,510
Hudson City Gen. Oblig. BAN Series 2018, 3.5% 12/19/19	1,100	1,109
Lancaster Port Auth. Gas Rev. Bonds Series 2014, 1 month U.S. LIBOR + 0.720% 2.396%, tender 5/21/19 (Liquidity Facility Royal Bank of Canada) (a)(f)	3,225	3,225
Mason Gen. Oblig. BAN Series 2019, 2.75% 5/14/20 (g)	2,000	2,019
Ohio Dept. of Administrative Svcs. Ctfs. of Prtn. Bonds (Enterprise Data Ctr. Solutions Proj.) Series 2018, 5% 9/1/19	2,465	2,490
Perrysburg Gen. Oblig. BAN Series 2018, 3% 6/4/19	1,100	1,101
Sandusky Gen. Oblig. BAN Series 2019, 3% 10/3/19	1,746	1,753
Union Township Clermont County Gen. Oblig. BAN Series 2018, 3% 9/5/19 (Ohio Gen. Oblig. Guaranteed)	2,600	2,610
		18,872
Oklahoma - 0.2%
Oklahoma Dev. Fin. Auth. Health Sys. Rev. Bonds Series 2015 B, SIFMA Municipal Swap Index + 0.350% 2.39%, tender 11/26/19 (a)(f)	7,765	7,765
South Carolina - 0.0%
Georgetown County School District BAN Series 2018, 3% 6/20/19	2,100	2,103
Tennessee - 0.9%
Metropolitan Govt. Nashville & Davidson County Wtr. & Swr. Sys. Rev. Series A:
1.75% 8/15/19, LOC State Street Bank & Trust Co., Boston, CP	5,200	5,200
1.8% 6/12/19, LOC State Street Bank & Trust Co., Boston, CP	8,400	8,400
1.88% 6/5/19, LOC State Street Bank & Trust Co., Boston, CP	15,500	15,500
Nashville and Davidson County Metropolitan Govt. Gen. Oblig.:
Series B1, 1.77% 8/5/19 (Liquidity Facility JPMorgan Chase Bank), CP	2,000	2,000
Series B2, 1.77% 8/5/19 (Liquidity Facility MUFG Union Bank NA), CP	1,300	1,300
		32,400
Texas - 8.7%
Garland Series 15, 1.88% 7/8/19, LOC Citibank NA, CP	1,000	1,000
Garland Util. Sys. Rev. Series 18, 1.83% 7/2/19, LOC Bank of America NA, CP	1,600	1,600
Harris County Cultural Ed. Facilities Fin. Corp. Rev. Bonds:
(Texas Children's Hosp. Proj.) Series 2015 2, SIFMA Municipal Swap Index + 0.200% 2.5%, tender 11/26/19 (a)(f)	13,200	13,200
Series 2014 B, 2.88%, tender 12/1/19 (a)	1,700	1,701
Series 2016 B3, 1.85% tender 7/2/19, CP mode	10,400	10,400
Harris County Flood District Cont. Ctfs. of Prtn. Series H, 1.8% 5/16/19 (Liquidity Facility JPMorgan Chase Bank), CP	4,610	4,610
Harris County Gen. Oblig. Series E1, 1.8% 5/16/19, LOC Landesbank Hessen-Thuringen, CP	11,715	11,715
Harris County Metropolitan Trans. Auth.:
Series 2019, 1.68% 10/3/19 (Liquidity Facility JPMorgan Chase Bank), CP	9,900	9,900
Series A1:
1.75% 6/27/19 (Liquidity Facility JPMorgan Chase Bank), CP	9,300	9,300
1.8% 6/19/19 (Liquidity Facility JPMorgan Chase Bank), CP	14,700	14,700
Houston Gen. Oblig.:
Series E1:
1.73% 7/11/19, LOC Citibank NA, CP	1,800	1,800
1.9% 7/3/19, LOC Citibank NA, CP	1,000	1,000
Series G2, 1.91% 5/23/19, LOC Barclays Bank PLC, CP	900	900
Lower Colorado River Auth. Rev. Series 2019, 2.02% 6/4/19, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	1,500	1,500
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. Bonds (Baylor Health Care Sys. Proj.):
Series 2011 B, BMA Municipal Swap Index + 0.300% 2.6%, tender 11/26/19 (a)(f)	9,900	9,900
Series 2013 B, SIFMA Municipal Swap Index + 0.300% 2.6%, tender 11/26/19 (a)(f)	11,600	11,600
Texas A&M Univ. Rev. Series 1993 B, 1.64% 8/1/19, CP	6,300	6,300
Texas Gen. Oblig. TRAN Series 2018, 4% 8/29/19	169,200	170,316
Texas Wtr. Dev. Board Rev. Bonds Series 2018 B, 4% 10/15/19	1,500	1,514
Univ. of Texas Board of Regents Sys. Rev. Series A:
1.62% 8/7/19 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	8,700	8,700
1.64% 8/1/19 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	7,300	7,300
1.7% 6/10/19 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	4,900	4,900
2.14% 5/14/19 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	2,400	2,400
2.14% 5/20/19 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	1,600	1,600
2.14% 6/10/19 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	1,200	1,200
2.14% 6/12/19 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	1,200	1,200
Univ. of Texas Permanent Univ. Fund Rev. Series A, 1.72% 6/10/19, CP	8,600	8,600
Upper Trinity Reg'l. Wtr. District Series 2019, 1.9% 5/9/19, LOC Bank of America NA, CP	3,300	3,300
		322,156
Virginia - 0.0%
Norfolk Econ. Dev. Auth. Rev. Series 97, 1.69% 7/1/19, CP	1,500	1,500
Washington - 0.0%
Energy Northwest Elec. Rev. Bonds Series 2012 A, 5% 7/1/19	1,270	1,276
TOTAL OTHER MUNICIPAL SECURITY
(Cost $908,221)		908,221
	Shares (000s)	Value (000s)

Investment Company - 2.0%
Fidelity Tax-Free Cash Central Fund, 2.31% (h)(i)
(Cost $72,277)	72,270	72,277
TOTAL INVESTMENT IN SECURITIES - 99.5%
(Cost $3,696,563)		3,696,563
NET OTHER ASSETS (LIABILITIES) - 0.5%		19,265
NET ASSETS - 100%		$3,715,828

Security Type Abbreviations

BAN – BOND ANTICIPATION NOTE

CP – COMMERCIAL PAPER

TAN – TAX ANTICIPATION NOTE

TRAN – TAX AND REVENUE ANTICIPATION NOTE

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

Security Type Abbreviations

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $20,700,000 or 0.6% of net assets.

 (c) Provides evidence of ownership in one or more underlying municipal bonds.

 (d) Coupon rates are determined by re-marketing agents based on current market conditions.

 (e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $105,380,000 or 2.8% of net assets.

 (f) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (g) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (h) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

 (i) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Cost (000s)
Allegheny County Hosp. Dev. Auth. Rev. Bonds Series Floaters E72, 2.47%, tender 9/3/19 (Liquidity Facility Royal Bank of Canada)	6/1/16 - 1/19/18	$29,885
Baltimore Proj. Rev. Bonds Series Floaters G 28, 2.5%, tender 7/1/19 (Liquidity Facility Royal Bank of Canada)	7/12/18	$700
Berks County Muni. Auth. Rev. Participating VRDN Series Floaters 001, 2.45% 6/11/19 (Liquidity Facility Barclays Bank PLC)	1/18/19	$250
Colorado Health Facilities Auth. Rev. Participating VRDN Series Floaters 018, 2.45% 6/11/19 (Liquidity Facility Barclays Bank PLC)	10/15/18 - 4/5/19	$4,220
Connecticut Gen. Oblig. Participating VRDN Series Floaters 014, 2.45% 6/11/19 (Liquidity Facility Barclays Bank PLC)	6/29/17 - 11/21/18	$8,300
Dignity Health Participating VRDN Series 17 04, 2.42% 6/11/19 (Liquidity Facility Barclays Bank PLC)	1/18/19	$400
Harris County Cultural Ed. Facilities Fin. Corp. Rev. Participating VRDN Series Floaters 010, 2.45% 6/11/19 (Liquidity Facility Barclays Bank PLC)	5/31/18 - 3/25/19	$5,800
Illinois Fin. Auth. Rev. Participating VRDN Series Floaters 017, 2.45% 6/11/19 (Liquidity Facility Barclays Bank PLC)	8/16/18 - 4/5/19	$10,700
Lehigh County Gen. Purp. Hosp. Rev. Participating VRDN Series Floaters 2019 003, 2.45% 6/11/19 (Liquidity Facility Barclays Bank PLC)	1/17/19	$2,900
Middletown Hosp. Facilities Rev. Participating VRDN Series Floaters 00 31 44, 2.45% 6/11/19 (Liquidity Facility Barclays Bank PLC)	9/14/17	$2,765
Ohio Higher Edl. Facility Commission Rev. Participating VRDN Series 2017, 2.45% 6/11/19 (Liquidity Facility Barclays Bank PLC)	3/9/17 - 8/6/18	$3,895
Ohio Univ. Gen. Receipts Athens Bonds Series Floaters G 27, 2.5%, tender 12/2/19 (Liquidity Facility Royal Bank of Canada)	7/12/18	$700
Pennsylvania Higher Edl. Facilities Auth. Rev. Bonds Series 2016 E75, 2.47%, tender 9/3/19 (Liquidity Facility Royal Bank of Canada)	2/26/18 - 10/9/18	$1,500
Suffolk Econ. Dev. Auth. Hosp. Facilities Rev. Bonds Series EGL 17 0005, 2.5%, tender 6/7/19 (Liquidity Facility Citibank NA)	5/18/17 - 9/7/18	$32,065
Virginia Pub. Bldg. Auth. Pub. Facilities Rev. Bonds Series Floaters G 40, 2.5%, tender 8/1/19 (Liquidity Facility Royal Bank of Canada)	8/2/18	$1,300

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Tax-Free Cash Central Fund	$793
Total	$793

Amounts in the income column in the above table exclude any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity® Tax-Exempt Money Market Fund

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		April 30, 2019 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $3,624,286)	$3,624,286
Fidelity Central Funds (cost $72,277)	72,277
Total Investment in Securities (cost $3,696,563)		$3,696,563
Cash		31
Receivable for investments sold		7,107
Receivable for fund shares sold		9,642
Interest receivable		19,445
Distributions receivable from Fidelity Central Funds		162
Prepaid expenses		2
Receivable from investment adviser for expense reductions		91
Other receivables		76
Total assets		3,733,119
Liabilities
Payable for investments purchased
Regular delivery	$4,950
Delayed delivery	2,019
Payable for fund shares redeemed	8,485
Distributions payable	389
Accrued management fee	782
Distribution and service plan fees payable	40
Other affiliated payables	519
Other payables and accrued expenses	107
Total liabilities		17,291
Net Assets		$3,715,828
Net Assets consist of:
Paid in capital		$3,715,822
Total distributable earnings (loss)		6
Net Assets		$3,715,828
Net Asset Value and Maximum Offering Price
Capital Reserves Class:
Net Asset Value, offering price and redemption price per share ($56,891 ÷ 56,811 shares)		$1.00
Daily Money Class:
Net Asset Value, offering price and redemption price per share ($73,845 ÷ 73,741 shares)		$1.00
Fidelity Tax-Exempt Money Market Fund:
Net Asset Value, offering price and redemption price per share ($1,984,511 ÷ 1,981,710 shares)		$1.00
Premium Class:
Net Asset Value, offering price and redemption price per share ($1,600,581 ÷ 1,597,817 shares)		$1.00

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended April 30, 2019 (Unaudited)
Investment Income
Interest		$32,323
Income from Fidelity Central Funds		793
Total income		33,116
Expenses
Management fee	$4,849
Transfer agent fees	3,077
Distribution and service plan fees	254
Accounting fees and expenses	171
Custodian fees and expenses	15
Independent trustees' fees and expenses	9
Registration fees	104
Audit	20
Legal	5
Miscellaneous	7
Total expenses before reductions	8,511
Expense reductions	(548)
Total expenses after reductions		7,963
Net investment income (loss)		25,153
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	278
Total net realized gain (loss)		278
Net increase in net assets resulting from operations		$25,431

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended April 30, 2019 (Unaudited)	Year ended October 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$25,153	$39,064
Net realized gain (loss)	278	(268)
Net increase in net assets resulting from operations	25,431	38,796
Distributions to shareholders	(25,153)	(39,355)
Share transactions - net increase (decrease)	(189,265)	(334,908)
Total increase (decrease) in net assets	(188,987)	(335,467)
Net Assets
Beginning of period	3,904,815	4,240,282
End of period	$3,715,828	$3,904,815

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Tax-Exempt Money Market Fund Capital Reserves Class

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.004	.004	–A	–A	–A	–A
Net realized and unrealized gain (loss)	–A	–A	–A	.001	–A	–A
Total from investment operations	.004	.004	–A	.001	–A	–A
Distributions from net investment income	(.004)	(.004)	–A	–A	–A	–A
Distributions from net realized gain	–	–A	–	(.001)	–A	–
Total distributions	(.004)	(.004)	–A	(.001)	–A	–A
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB,C	.38%	.44%	.01%	.10%	.02%	.01%
Ratios to Average Net AssetsD,E
Expenses before reductions	.97%F	.97%	.96%	.97%	.99%	.97%
Expenses net of fee waivers, if any	.95%F	.95%	.81%	.23%	.06%	.08%
Expenses net of all reductions	.95%F	.95%	.81%	.23%	.06%	.08%
Net investment income (loss)	.77%F	.43%	.01%	.07%	.01%	.01%
Supplemental Data
Net assets, end of period (in millions)	$57	$64	$84	$116	$418	$421

 A Amount represents less than $.0005 per share.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Tax-Exempt Money Market Fund Daily Money Class

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.005	.007	.001	–A	–A	–A
Net realized and unrealized gain (loss)	–A	–A	–A	.001	–A	–A
Total from investment operations	.005	.007	.001	.001	–A	–A
Distributions from net investment income	(.005)	(.007)	(.001)	–A	–A	–A
Distributions from net realized gain	–	–A	–A	(.001)	–A	–
Total distributions	(.005)	(.007)	(.001)	(.001)	–A	–A
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB,C	.51%	.69%	.14%	.10%	.02%	.01%
Ratios to Average Net AssetsD,E
Expenses before reductions	.72%F	.72%	.71%	.72%	.73%	.72%
Expenses net of fee waivers, if any	.70%F	.70%	.69%	.26%	.06%	.08%
Expenses net of all reductions	.70%F	.70%	.69%	.26%	.06%	.08%
Net investment income (loss)	1.02%F	.68%	.13%	.04%	.01%	.01%
Supplemental Data
Net assets, end of period (in millions)	$74	$85	$117	$157	$364	$362

 A Amount represents less than $.0005 per share.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Tax-Exempt Money Market Fund

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.006	.009	.004	.001	–A	–A
Net realized and unrealized gain (loss)A	–	–	–	–	–	–
Total from investment operations	.006	.009	.004	.001	–A	–A
Distributions from net investment income	(.006)	(.009)	(.004)	(.001)	–A	–A
Distributions from net realized gain	–	–A	–	–A	–A	–
Total distributions	(.006)	(.009)	(.004)	(.001)	–A	–A
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB,C	.63%	.95%	.38%	.12%	.02%	.01%
Ratios to Average Net AssetsD,E
Expenses before reductions	.47%F	.47%	.46%	.47%	.48%	.47%
Expenses net of fee waivers, if any	.45%F	.45%	.45%	.24%	.06%	.08%
Expenses net of all reductions	.45%F	.45%	.45%	.24%	.06%	.08%
Net investment income (loss)	1.27%F	.93%	.37%	.05%	.01%	.01%
Supplemental Data
Net assets, end of period (in millions)	$1,985	$2,258	$3,093	$4,552	$9,154	$9,232

 A Amount represents less than $.0005 per share.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Tax-Exempt Money Market Fund Premium Class

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2019	2018	2017	2016	2015 A
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.007	.011	.005	.001	–B
Net realized and unrealized gain (loss)	–B	–B	–B	.001	–B
Total from investment operations	.007	.011	.005	.002	–B
Distributions from net investment income	(.007)	(.011)	(.005)	(.001)	–B
Distributions from net realized gain	–	–B	–	(.001)	–B
Total distributions	(.007)	(.011)	(.005)	(.002)	–B
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnC,D	.69%	1.07%	.50%	.18%	.01%
Ratios to Average Net AssetsE,F
Expenses before reductions	.37%G	.37%	.36%	.37%	.37%G
Expenses net of fee waivers, if any	.33%G	.33%	.33%	.22%	.06%G
Expenses net of all reductions	.33%G	.33%	.33%	.22%	.06%G
Net investment income (loss)	1.39%G	1.05%	.49%	.08%	.01%G
Supplemental Data
Net assets, end of period (in millions)	$1,601	$1,497	$947	$700	$766

 A For the period April 6, 2015 (commencement of sale of shares) to October 31, 2015.

 B Amount represents less than $.0005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended April 30, 2019
(Amounts in thousands except percentages)

1. Organization.

Fidelity Treasury Money Market Fund (Treasury Money Market) and Fidelity Tax-Exempt Money Market Fund (Tax-Exempt Money Market) (collectively referred to as "the Funds") are funds of Fidelity Newbury Street Trust (the Trust). Each Fund is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. Treasury Money Market offers four classes of shares, Capital Reserves Class, Daily Money Class, Advisor C Class and Fidelity Treasury Money Market Fund. Fidelity Tax-Exempt Money Market Fund offers four classes of shares, Capital Reserves Class, Daily Money Class, Fidelity Tax-Exempt Money Market Fund and Premium Class. Each class has equal rights as to assets and voting privileges and has exclusive voting rights with respect to matters that affect that class. Effective March 1, 2019, Class C shares will automatically convert to Daily Money Class shares after a holding period of ten years from the initial date of purchase, with certain exceptions. Shares of Tax-Exempt Money Market are only available for purchase by retail shareholders.

2. Investments in Fidelity Central Funds.

The Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but do not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, each Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Investment Transactions and Income. Security transactions, including the Funds' investment activity in the Fidelity Central Funds, are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. The principal amount on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Interest in the accompanying Statement of Operations.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of each Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund. Each class differs with respect to distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in each Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in each accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, respectively.

Tax-Exempt Money Market	$76

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to deferred trustees compensation, short-term gain distributions from Fidelity Central Funds and capital loss carryforwards and losses deferred due to wash sales.

The Tax-Exempt money market fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

As of period end, the cost and unrealized appreciation (depreciation) in securities for federal income tax purposes were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
Treasury Money Market	$15,856,972	$–	$–	$–
Tax-Exempt Money Market	3,696,563	–	–	–

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

	No expiration
	Short-term	Total no expiration	Total capital loss carryforward
Treasury Money Market	$(47)	$(47)	$(47)
Tax-Exempt Money Market	(273)	(273)	(273)

Repurchase Agreements. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Funds along with other registered investment companies having management contracts with Fidelity Management and Research Company (FMR), an affiliate of SelectCo, or other affiliated entities of FMR, are permitted to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Funds may also invest directly with institutions in repurchase agreements. For Fidelity Treasury Money Market Fund, repurchase agreements may be collateralized by cash or government securities. For Fidelity Tax-Exempt Money Market Fund, repurchase agreements may be collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Each applicable Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in each applicable Fund's Schedule of Investments. Certain Funds may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of each applicable Fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee that is based on an annual rate of.25% of average net assets.

Under the expense contract, total expenses of Fidelity Treasury Money Market Fund of Treasury Money Market and Premium Class of Tax-Exempt Money Market are limited to an annual rate of .42% and .43%, respectively, of each class' average net assets, with certain exceptions.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, each Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of each Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Treasury Money Market
Capital Reserves Class	.25%	.25%	$3,148	$268
Daily Money Class	-%	.25%	2,463	813
Advisor C Class	.75%	.25%	488	87
			$6,099	$1,168
Tax-Exempt Money Market
Capital Reserves Class	.25%	.25%	$152	$143
Daily Money Class	-%	.25%	102	82
			$254	$225

Sales Load. Fidelity Distributors Corporation (FDC) receives the proceeds of contingent deferred sales charges levied on Advisor C class redemptions. These charges depend on the holding period. The deferred sales charges are 1.00% for Treasury Money Market – Advisor C. In addition, FDC receives deferred sales charges for Daily Money Class shares purchased by exchange from Class A or Class M shares of a Fidelity fund that were subject to these charges.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Fidelity Treasury Money Market Fund
Daily Money Class	$12
Advisor C Class (a)	$30

 (a) When shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for the Funds. FIIOC receives asset-based fees with respect to each account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. Each class pays a transfer agent fee equal to an annual rate of .20% of class-level average net assets with the exception of Premium Class which pays .10% of class-level average net assets.

Under the expense contract, Fidelity Treasury Money Market Fund pays a portion of the transfer agent fee at an annual rate of up to .17% of class-level average net assets. For the reporting period, the total annualized transfer agent fee rate paid was .15% of class-level average net assets.

For the period, transfer agent fees for each class were as follows:

Treasury Money Market
Capital Reserves Class	$1,259
Daily Money Class	1,970
Advisor C Class	98
Fidelity Treasury Money Market Fund	9,251
$12,578
Tax-Exempt Money Market
Capital Reserves Class	$61
Daily Money Class	82
Fidelity Tax-Exempt Money Market Fund	2,132
Premium Class	802
$3,077

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains each Fund's accounting records. The fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Treasury Money Market	.01
Tax-Exempt Money Market	.01

Interfund Trades. The Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act.

5. Expense Reductions.

The investment adviser contractually agreed to reimburse each class of Treasury Money Market and Tax-Exempt Money Market, with the exception of Fidelity Treasury Money Market Fund of Treasury Money Market, to the extent annual operating expenses exceeded certain levels of class-level average net assets as noted in the table below. This reimbursement will remain in place through February 29, 2020. Some expenses, for example the compensation of the independent Trustees and certain other expenses such as interest expense, are excluded from this reimbursement.

The following classes of each applicable Fund were in reimbursement during the period:

	Expense Limitations	Reimbursement
Treasury Money Market
Capital Reserves Class	.95%	$171
Daily Money Class	.70%	239
Advisor C Class	1.45%	15
Tax-Exempt Money Market
Capital Reserves Class	.95%	$7
Daily Money Class	.70%	9
Fidelity Tax-Exempt Money Market Fund	.45%	215
Premium Class	.33%	317

In addition, through arrangements with each applicable Fund's custodian and each class' transfer agent, credits realized as a result of certain uninvested cash balances were used to reduce each Fund's expenses. All of the applicable expense reductions are noted in the table below.

	Custody expense reduction	Transfer Agent expense reduction
Treasury Money Market	$ -(a)	$–
Treasury Money Market -Daily Money Class	–	2
Treasury Money Market -Advisor C Class	–	3
Tax-Exempt Money Market	–(a)	–
Tax-Exempt Money Market -Daily Money Class	–	–(a)

 (a) In the amount of less than five hundred dollars.

6. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2019	Year ended October 31, 2018
Treasury Money Market
Distributions to shareholders
Capital Reserves Class	$9,131	$9,242
Daily Money Class	16,753	21,197
Advisor C Class	468	280
Fidelity Treasury Money Market Fund	124,286	131,201
Total	$150,638	$161,920
Tax-Exempt Money Market
Distributions to shareholders
Capital Reserves Class	$232	$313
Daily Money Class	413	671
Fidelity Tax-Exempt Money Market Fund	13,446	24,734
Premium Class	11,062	13,637
Total	$25,153	$39,355

7. Share Transactions.

Share transactions for each class of shares at a $1.00 per share were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Six months ended April 30, 2019	Year ended October 31, 2018
Treasury Money Market
Capital Reserves Class
Shares sold	3,793,939	6,364,405
Reinvestment of distributions	5,490	5,973
Shares redeemed	(3,750,699)	(6,339,228)
Net increase (decrease)	48,730	31,150
Daily Money Class
Shares sold	5,297,984	10,618,456
Reinvestment of distributions	10,091	12,973
Shares redeemed	(5,476,185)	(11,276,548)
Net increase (decrease)	(168,110)	(645,119)
Advisor C Class
Shares sold	73,772	97,235
Reinvestment of distributions	449	275
Shares redeemed	(102,195)	(102,234)
Net increase (decrease)	(27,974)	(4,724)
Fidelity Treasury Money Market Fund
Shares sold	36,540,863	58,875,027
Reinvestment of distributions	83,421	86,195
Shares redeemed	(35,210,483)	(56,731,799)
Net increase (decrease)	1,413,801	2,229,423
Tax-Exempt Money Market
Capital Reserves Class
Shares sold	2,953	3,024
Reinvestment of distributions	213	283
Shares redeemed	(10,569)	(22,706)
Net increase (decrease)	(7,403)	(19,399)
Daily Money Class
Shares sold	15,855	18,422
Reinvestment of distributions	358	549
Shares redeemed	(27,594)	(50,286)
Net increase (decrease)	(11,381)	(31,315)
Fidelity Tax-Exempt Money Market Fund
Shares sold	148,941	284,580
Reinvestment of distributions	12,864	23,639
Shares redeemed	(435,331)	(1,141,654)
Net increase (decrease)	(273,526)	(833,435)
Premium Class
Shares sold	735,470	1,527,833
Reinvestment of distributions	9,464	11,823
Shares redeemed	(641,889)	(990,415)
Net increase (decrease)	103,045	549,241

8. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2018 to April 30, 2019).

Actual Expenses

The first line of the accompanying table for each Class of each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a Class of the fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each Class of each fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value November 1, 2018	Ending Account Value April 30, 2019	Expenses Paid During Period-B November 1, 2018 to April 30, 2019
Treasury Money Market
Capital Reserves Class	.95%
Actual		$1,000.00	$1,007.30	$4.73
Hypothetical-C		$1,000.00	$1,020.08	$4.76
Daily Money Class	.70%
Actual		$1,000.00	$1,008.50	$3.49
Hypothetical-C		$1,000.00	$1,021.32	$3.51
Advisor C Class	1.45%
Actual		$1,000.00	$1,004.80	$7.21
Hypothetical-C		$1,000.00	$1,017.60	$7.25
Fidelity Treasury Money Market Fund	.42%
Actual		$1,000.00	$1,009.90	$2.09
Hypothetical-C		$1,000.00	$1,022.71	$2.11
Tax-Exempt Money Market
Capital Reserves Class	.95%
Actual		$1,000.00	$1,003.80	$4.72
Hypothetical-C		$1,000.00	$1,020.08	$4.76
Daily Money Class	.70%
Actual		$1,000.00	$1,005.10	$3.48
Hypothetical-C		$1,000.00	$1,021.32	$3.51
Fidelity Tax-Exempt Money Market Fund	.45%
Actual		$1,000.00	$1,006.30	$2.24
Hypothetical-C		$1,000.00	$1,022.56	$2.26
Premium Class	.33%
Actual		$1,000.00	$1,006.90	$1.64
Hypothetical-C		$1,000.00	$1,023.16	$1.66

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period).

 C 5% return per year before expenses

DMFI-SANN-0619
1.703547.121

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Newbury Street Trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Newbury Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Newbury Street Trust

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	June 25, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	June 25, 2019

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	June 25, 2019